UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Real Estate Index Fund

October 31, 2017

URX-QTLY-1217
1.929348.106

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.8%
Hotel & Resort REITs - 0.6%
Park Hotels & Resorts, Inc.	210,572	$6,062,368
REITs - Apartments - 18.8%
American Campus Communities, Inc.	199,627	8,300,491
American Homes 4 Rent Class A	334,398	7,115,989
Apartment Investment & Management Co. Class A	229,764	10,105,021
AvalonBay Communities, Inc.	202,051	36,637,908
Camden Property Trust (SBI)	135,231	12,338,476
Education Realty Trust, Inc.	107,104	3,737,930
Equity Residential (SBI)	537,474	36,150,501
Essex Property Trust, Inc.	96,561	25,340,503
Independence Realty Trust, Inc.	119,468	1,212,600
Mid-America Apartment Communities, Inc.	166,238	17,014,430
Starwood Waypoint Homes	187,746	6,817,057
UDR, Inc.	391,529	15,187,410
		179,958,316
REITs - Diversified - 11.5%
Apple Hospitality (REIT), Inc.	306,796	5,810,716
Cousins Properties, Inc.	614,557	5,543,304
Digital Realty Trust, Inc.	299,406	35,461,647
Duke Realty Corp.	520,527	14,824,609
Forest City Realty Trust, Inc. Class A	390,307	9,613,261
Liberty Property Trust (SBI)	215,562	9,243,299
NexPoint Residential Trust, Inc.	28,043	666,021
NorthStar Realty Europe Corp.	80,861	1,089,198
PS Business Parks, Inc.	29,070	3,846,833
TIER REIT, Inc.	70,007	1,370,037
Vornado Realty Trust	252,285	18,886,055
Washington REIT (SBI)	112,564	3,623,435
		109,978,415
REITs - Health Care - 11.0%
HCP, Inc.	686,215	17,731,796
Healthcare Realty Trust, Inc.	181,144	5,840,083
LTC Properties, Inc.	57,891	2,692,510
Quality Care Properties, Inc.	137,269	2,172,968
Senior Housing Properties Trust (SBI)	347,588	6,395,619
Universal Health Realty Income Trust (SBI)	18,294	1,339,304
Ventas, Inc.	521,140	32,701,535
Welltower, Inc.	539,765	36,142,664
		105,016,479
REITs - Hotels - 6.9%
Ashford Hospitality Prime, Inc.	46,736	454,274
Ashford Hospitality Trust, Inc.	129,744	912,100
Chesapeake Lodging Trust	87,936	2,453,414
DiamondRock Hospitality Co.	293,098	3,183,044
Hersha Hospitality Trust	57,541	1,017,900
Hospitality Properties Trust (SBI)	240,367	6,869,689
Host Hotels & Resorts, Inc.	1,082,887	21,181,270
LaSalle Hotel Properties (SBI)	165,669	4,673,522
Pebblebrook Hotel Trust (a)	100,897	3,597,987
RLJ Lodging Trust	255,742	5,539,372
Ryman Hospitality Properties, Inc.	74,904	4,953,402
Summit Hotel Properties, Inc.	152,517	2,411,294
Sunstone Hotel Investors, Inc.	329,735	5,381,275
Xenia Hotels & Resorts, Inc.	156,168	3,398,216
		66,026,759
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	60,667	2,353,273
Retail Properties America, Inc.	337,929	4,129,492
		6,482,765
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	127,311	11,264,477
Sun Communities, Inc.	115,596	10,433,695
		21,698,172
REITs - Office Property - 13.6%
Alexandria Real Estate Equities, Inc.	137,000	16,982,520
Boston Properties, Inc.	225,806	27,363,171
Brandywine Realty Trust (SBI)	256,640	4,488,634
Columbia Property Trust, Inc.	177,398	3,916,948
Corporate Office Properties Trust (SBI)	145,546	4,647,284
Douglas Emmett, Inc.	224,029	8,914,114
Easterly Government Properties, Inc.	56,963	1,146,096
Equity Commonwealth (b)	181,574	5,456,299
Franklin Street Properties Corp.	156,907	1,569,070
Highwoods Properties, Inc. (SBI)	151,061	7,711,664
Hudson Pacific Properties, Inc.	227,247	7,685,494
JBG SMITH Properties	136,637	4,264,441
Kilroy Realty Corp.	143,933	10,252,348
Mack-Cali Realty Corp.	131,467	2,993,504
Paramount Group, Inc.	296,973	4,727,810
Piedmont Office Realty Trust, Inc. Class A	212,889	4,117,273
SL Green Realty Corp.	144,817	13,856,091
		130,092,761
REITs - Regional Malls - 11.2%
CBL & Associates Properties, Inc. (a)	250,357	1,962,799
General Growth Properties, Inc.	916,324	17,831,665
Pennsylvania Real Estate Investment Trust (SBI) (a)	102,176	993,151
Simon Property Group, Inc.	454,832	70,649,052
Tanger Factory Outlet Centers, Inc.	138,948	3,161,067
Taubman Centers, Inc.	88,829	4,194,505
The Macerich Co.	159,332	8,699,527
		107,491,766
REITs - Shopping Centers - 7.6%
Acadia Realty Trust (SBI)	122,414	3,445,954
Brixmor Property Group, Inc.	446,137	7,794,013
Cedar Realty Trust, Inc.	114,532	623,054
DDR Corp.	446,697	3,426,166
Federal Realty Investment Trust (SBI)	105,728	12,742,339
Kimco Realty Corp.	622,843	11,310,829
Kite Realty Group Trust	122,320	2,286,161
Ramco-Gershenson Properties Trust (SBI)	116,127	1,466,684
Regency Centers Corp.	216,516	13,326,560
Retail Opportunity Investments Corp.	160,563	2,886,923
Saul Centers, Inc.	17,545	1,072,350
Seritage Growth Properties (a)	36,779	1,512,720
Urban Edge Properties	154,883	3,633,555
Weingarten Realty Investors (SBI)	174,755	5,321,290
WP Glimcher, Inc.	271,821	2,128,358
		72,976,956
REITs - Storage - 7.8%
CubeSmart	263,638	7,176,226
Extra Space Storage, Inc.	184,242	15,032,305
Life Storage, Inc. (a)	68,137	5,506,832
National Storage Affiliates Trust	64,759	1,605,376
Public Storage	218,966	45,380,704
		74,701,443
REITs - Warehouse/Industrial - 7.5%
DCT Industrial Trust, Inc.	136,197	7,902,150
EastGroup Properties, Inc.	50,200	4,547,618
First Industrial Realty Trust, Inc.	175,364	5,415,240
Prologis, Inc.	778,253	50,259,579
Rexford Industrial Realty, Inc.	104,072	3,089,898
		71,214,485
Residential REITs - 0.3%
Invitation Homes, Inc.	113,898	2,570,678
TOTAL COMMON STOCKS
(Cost $895,278,133)		954,271,363

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.10% (c)	1,438,542	1,438,829
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	13,275,664	13,276,992
TOTAL MONEY MARKET FUNDS
(Cost $14,715,702)		14,715,821
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $909,993,835)		968,987,184
NET OTHER ASSETS (LIABILITIES) - (1.3)%(e)		(12,582,789)
NET ASSETS - 100%		$956,404,395

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	Dec. 2017	$1,672,255	$6,495	$6,495

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $63,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,621
Fidelity Securities Lending Cash Central Fund	18,356
Total	$26,977

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

October 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV8-QTLY-1217
1.9867773.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 99.4%
Hotel & Resort REITs - 0.6%
Park Hotels & Resorts, Inc.	21,204	$610,463
REITs - Apartments - 18.7%
American Campus Communities, Inc.	20,109	836,132
American Homes 4 Rent Class A	33,664	716,370
Apartment Investment & Management Co. Class A	23,140	1,017,697
AvalonBay Communities, Inc.	20,345	3,689,159
Camden Property Trust (SBI)	13,616	1,242,324
Education Realty Trust, Inc.	10,793	376,676
Equity Residential (SBI)	54,118	3,639,977
Essex Property Trust, Inc.	9,723	2,551,607
Independence Realty Trust, Inc.	12,016	121,962
Mid-America Apartment Communities, Inc.	16,738	1,713,134
Starwood Waypoint Homes	18,902	686,332
UDR, Inc.	39,422	1,529,179
		18,120,549
REITs - Diversified - 11.5%
Apple Hospitality (REIT), Inc.	30,894	585,132
Cousins Properties, Inc.	61,885	558,203
Digital Realty Trust, Inc.	30,148	3,570,729
Duke Realty Corp.	52,411	1,492,665
Forest City Realty Trust, Inc. Class A	39,308	968,156
Liberty Property Trust (SBI)	21,714	931,096
NexPoint Residential Trust, Inc.	2,808	66,690
NorthStar Realty Europe Corp.	8,164	109,969
PS Business Parks, Inc.	2,929	387,595
TIER REIT, Inc.	7,040	137,773
Vornado Realty Trust	25,402	1,901,594
Washington REIT (SBI)	11,322	364,455
		11,074,057
REITs - Health Care - 10.9%
HCP, Inc.	69,095	1,785,415
Healthcare Realty Trust, Inc.	18,241	588,090
LTC Properties, Inc.	5,836	271,432
Quality Care Properties, Inc.	13,833	218,976
Senior Housing Properties Trust (SBI)	34,994	643,890
Universal Health Realty Income Trust (SBI)	1,839	134,633
Ventas, Inc.	52,474	3,292,744
Welltower, Inc.	54,350	3,639,276
		10,574,456
REITs - Hotels - 6.9%
Ashford Hospitality Prime, Inc.	4,708	45,762
Ashford Hospitality Trust, Inc.	13,079	91,945
Chesapeake Lodging Trust	8,868	247,417
DiamondRock Hospitality Co.	29,486	320,218
Hersha Hospitality Trust	5,794	102,496
Hospitality Properties Trust (SBI)	24,198	691,579
Host Hotels & Resorts, Inc.	109,037	2,132,764
LaSalle Hotel Properties (SBI)	16,682	470,599
Pebblebrook Hotel Trust	10,169	362,627
RLJ Lodging Trust	25,755	557,853
Ryman Hospitality Properties, Inc.	7,543	498,819
Summit Hotel Properties, Inc.	15,378	243,126
Sunstone Hotel Investors, Inc.	33,209	541,971
Xenia Hotels & Resorts, Inc.	15,710	341,850
		6,649,026
REITs - Management/Investment - 0.7%
American Assets Trust, Inc.	6,117	237,278
Retail Properties America, Inc.	34,039	415,957
		653,235
REITs - Manufactured Homes - 2.3%
Equity Lifestyle Properties, Inc.	12,820	1,134,314
Sun Communities, Inc.	11,641	1,050,717
		2,185,031
REITs - Office Property - 13.5%
Alexandria Real Estate Equities, Inc.	13,794	1,709,904
Boston Properties, Inc.	22,737	2,755,270
Brandywine Realty Trust (SBI)	25,847	452,064
Columbia Property Trust, Inc.	17,879	394,768
Corporate Office Properties Trust (SBI)	14,656	467,966
Douglas Emmett, Inc.	22,567	897,941
Easterly Government Properties, Inc.	5,731	115,308
Equity Commonwealth (a)	18,280	549,314
Franklin Street Properties Corp.	15,769	157,690
Highwoods Properties, Inc. (SBI)	15,205	776,215
Hudson Pacific Properties, Inc.	22,875	773,633
JBG SMITH Properties	13,760	429,450
Kilroy Realty Corp.	14,495	1,032,479
Mack-Cali Realty Corp.	13,227	301,179
Paramount Group, Inc.	29,908	476,135
Piedmont Office Realty Trust, Inc. Class A	21,448	414,804
SL Green Realty Corp.	14,581	1,395,110
		13,099,230
REITs - Regional Malls - 11.2%
CBL & Associates Properties, Inc.	25,173	197,356
General Growth Properties, Inc.	92,266	1,795,496
Pennsylvania Real Estate Investment Trust (SBI)	10,283	99,951
Simon Property Group, Inc.	45,798	7,113,804
Tanger Factory Outlet Centers, Inc.	13,976	317,954
Taubman Centers, Inc.	8,947	422,477
The Macerich Co.	16,050	876,330
		10,823,368
REITs - Shopping Centers - 7.6%
Acadia Realty Trust (SBI)	12,314	346,639
Brixmor Property Group, Inc.	44,903	784,455
Cedar Realty Trust, Inc.	11,470	62,397
DDR Corp.	45,007	345,204
Federal Realty Investment Trust (SBI)	10,645	1,282,935
Kimco Realty Corp.	62,719	1,138,977
Kite Realty Group Trust	12,334	230,522
Ramco-Gershenson Properties Trust (SBI)	11,672	147,417
Regency Centers Corp.	21,800	1,341,790
Retail Opportunity Investments Corp.	16,178	290,880
Saul Centers, Inc.	1,766	107,938
Seritage Growth Properties	3,703	152,304
Urban Edge Properties	15,609	366,187
Weingarten Realty Investors (SBI)	17,599	535,890
WP Glimcher, Inc.	27,403	214,565
		7,348,100
REITs - Storage - 7.8%
CubeSmart	26,543	722,500
Extra Space Storage, Inc.	18,552	1,513,658
Life Storage, Inc.	6,862	554,587
National Storage Affiliates Trust	6,512	161,432
Public Storage	22,048	4,569,448
		7,521,625
REITs - Warehouse/Industrial - 7.4%
DCT Industrial Trust, Inc.	13,709	795,396
EastGroup Properties, Inc.	5,057	458,114
First Industrial Realty Trust, Inc.	17,662	545,403
Prologis, Inc.	78,364	5,060,747
Rexford Industrial Realty, Inc.	10,472	310,914
		7,170,574
Residential REITs - 0.3%
Invitation Homes, Inc.	11,483	259,171
TOTAL COMMON STOCKS
(Cost $103,497,147)		96,088,885

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $508,993)	508,894	508,996
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $104,006,140)		96,597,881
NET OTHER ASSETS (LIABILITIES) - 0.1%(c)		55,325
NET ASSETS - 100%		$96,653,206

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec. 2017	$514,540	$13,350	$13,350

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $18,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$756
Total	$756

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Small-Mid Cap 500 Index Fund

October 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV3-QTLY-1217
1.9867678.102

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Auto Components - 1.4%
Adient PLC	58,843	$4,963,995
Gentex Corp.	176,805	3,431,785
Lear Corp.	42,517	7,465,560
The Goodyear Tire & Rubber Co.	157,669	4,823,095
Visteon Corp. (a)	19,548	2,463,830
		23,148,265
Automobiles - 0.3%
Thor Industries, Inc.	30,882	4,206,746
Distributors - 0.2%
Pool Corp.	25,132	3,035,443
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	31,633	2,729,928
Graham Holdings Co.	2,715	1,510,762
H&R Block, Inc. (b)	129,537	3,204,745
Service Corp. International	113,717	4,032,405
ServiceMaster Global Holdings, Inc. (a)	84,060	3,960,067
		15,437,907
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	151,956	6,638,958
Choice Hotels International, Inc.	20,883	1,456,589
Domino's Pizza, Inc.	30,017	5,493,111
Dunkin' Brands Group, Inc.	56,435	3,333,615
Extended Stay America, Inc. unit	119,747	2,373,386
Hilton Grand Vacations, Inc.	43,115	1,765,990
Hyatt Hotels Corp. Class A (a)	29,007	1,817,579
International Game Technology PLC	67,571	1,587,919
Six Flags Entertainment Corp. (b)	42,081	2,642,266
U.S. Foods Holding Corp. (a)	108,884	2,970,356
Vail Resorts, Inc.	24,809	5,681,757
Wendy's Co.	115,387	1,755,036
		37,516,562
Household Durables - 1.6%
CalAtlantic Group, Inc.	50,495	2,491,423
Leggett & Platt, Inc.	82,619	3,904,574
NVR, Inc. (a)	2,074	6,805,561
PulteGroup, Inc.	174,385	5,271,659
Tempur Sealy International, Inc. (a)(b)	29,005	1,896,057
Toll Brothers, Inc.	94,894	4,368,920
Tupperware Brands Corp.	31,682	1,861,318
		26,599,512
Internet & Direct Marketing Retail - 0.5%
Liberty Expedia Holdings, Inc.	33,836	1,559,840
Liberty Interactive Corp. QVC Group (Venture Group) Series A (a)	49,841	2,838,943
TripAdvisor, Inc. (a)(b)	68,931	2,584,913
Wayfair LLC Class A (a)(b)	24,005	1,677,950
		8,661,646
Leisure Products - 0.4%
Brunswick Corp.	55,691	2,820,749
Polaris Industries, Inc. (b)	36,870	4,366,514
		7,187,263
Media - 1.9%
AMC Networks, Inc. Class A (a)(b)	33,561	1,707,584
Cable One, Inc.	2,940	2,086,841
Cinemark Holdings, Inc. (b)	66,488	2,416,174
Interpublic Group of Companies, Inc. (b)	246,585	4,746,761
John Wiley & Sons, Inc. Class A	27,701	1,513,860
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	116,894	4,458,337
Liberty Media Class A (a)(b)	15,475	563,290
Lions Gate Entertainment Corp.:
Class A (a)(b)	32,619	946,603
Class B (b)	63,761	1,763,629
Live Nation Entertainment, Inc. (a)	83,806	3,669,027
Regal Entertainment Group Class A (b)	70,540	1,153,329
Tegna, Inc.	134,345	1,643,039
The Madison Square Garden Co. (a)	11,514	2,564,053
Tribune Media Co. Class A	45,385	1,857,608
		31,090,135
Multiline Retail - 0.5%
Kohl's Corp. (b)	106,343	4,440,884
Nordstrom, Inc. (b)	73,142	2,900,080
		7,340,964
Specialty Retail - 1.6%
AutoNation, Inc. (a)(b)	40,148	1,903,015
Bed Bath & Beyond, Inc. (b)	86,933	1,729,967
Burlington Stores, Inc. (a)(b)	43,238	4,059,616
Dick's Sporting Goods, Inc.	53,480	1,308,656
Floor & Decor Holdings, Inc. Class A	13,701	516,528
Foot Locker, Inc.	81,805	2,460,694
GameStop Corp. Class A (b)	62,226	1,163,004
Michaels Companies, Inc. (a)(b)	72,349	1,405,018
Murphy U.S.A., Inc. (a)(b)	21,143	1,572,193
Penske Automotive Group, Inc.	22,269	1,038,181
Sally Beauty Holdings, Inc. (a)(b)	82,219	1,423,211
Signet Jewelers Ltd. (b)	42,774	2,804,691
Urban Outfitters, Inc. (a)(b)	53,851	1,320,427
Williams-Sonoma, Inc. (b)	54,147	2,793,985
		25,499,186
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	29,573	2,860,596
lululemon athletica, Inc. (a)	60,592	3,727,014
Michael Kors Holdings Ltd. (a)	89,925	4,389,239
Ralph Lauren Corp.	34,663	3,099,912
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	81,971	2,616,514
		16,693,275

TOTAL CONSUMER DISCRETIONARY		206,416,904

CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	23,790	2,725,620
Rite Aid Corp. (a)(b)	658,541	1,086,593
Sprouts Farmers Market LLC (a)(b)	82,920	1,533,191
Welbilt, Inc. (a)(b)	80,440	1,774,506
		7,119,910
Food Products - 1.7%
Blue Buffalo Pet Products, Inc. (a)(b)	58,454	1,691,074
Flowers Foods, Inc.	110,591	2,104,547
Ingredion, Inc.	44,643	5,596,000
Lamb Weston Holdings, Inc.	91,603	4,670,837
Pilgrim's Pride Corp. (a)(b)	33,110	1,052,236
Pinnacle Foods, Inc.	73,953	4,024,522
Post Holdings, Inc. (a)	40,602	3,367,124
Seaboard Corp.	163	717,220
The Hain Celestial Group, Inc. (a)	63,653	2,292,781
TreeHouse Foods, Inc. (a)(b)	34,538	2,292,632
		27,808,973
Household Products - 0.2%
Energizer Holdings, Inc. (b)	38,295	1,646,302
Spectrum Brands Holdings, Inc. (b)	15,108	1,660,671
		3,306,973
Personal Products - 0.5%
Edgewell Personal Care Co. (a)(b)	35,847	2,327,546
Herbalife Ltd. (a)(b)	42,917	3,116,633
Nu Skin Enterprises, Inc. Class A	32,278	2,053,204
		7,497,383

TOTAL CONSUMER STAPLES		45,733,239

ENERGY - 4.7%
Energy Equipment & Services - 0.8%
Helmerich & Payne, Inc. (b)	66,375	3,604,826
Nabors Industries Ltd.	173,619	977,475
Oceaneering International, Inc. (b)	61,420	1,241,912
Patterson-UTI Energy, Inc.	130,325	2,577,829
RPC, Inc. (b)	36,291	882,234
Transocean Ltd. (United States) (a)(b)	245,493	2,577,677
Weatherford International PLC (b)	552,241	1,916,276
		13,778,229
Oil, Gas & Consumable Fuels - 3.9%
Antero Resources Corp. (a)(b)	144,356	2,800,506
Centennial Resource Development, Inc. Class A (b)	69,275	1,346,013
Chesapeake Energy Corp. (a)(b)	566,161	2,208,028
CONSOL Energy, Inc.	142,407	2,297,025
Diamondback Energy, Inc. (a)	61,400	6,579,624
Energen Corp. (a)	60,737	3,140,103
Extraction Oil & Gas, Inc. (b)	75,263	1,200,445
Gulfport Energy Corp. (a)	99,630	1,364,931
HollyFrontier Corp. (b)	110,888	4,097,312
Kosmos Energy Ltd. (a)(b)	144,305	1,108,262
Laredo Petroleum, Inc. (a)(b)	101,454	1,209,332
Murphy Oil Corp. (b)	102,047	2,729,757
Newfield Exploration Co. (a)	124,541	3,834,617
Parsley Energy, Inc. Class A (a)	144,525	3,844,365
PBF Energy, Inc. Class A (b)	68,449	1,982,968
QEP Resources, Inc. (a)	149,879	1,341,417
Range Resources Corp. (b)	142,941	2,588,662
Rice Energy, Inc. (a)	105,403	2,988,175
RSP Permian, Inc. (a)	82,176	2,827,676
SM Energy Co.	69,281	1,477,764
Southwestern Energy Co. (a)	316,008	1,753,844
Targa Resources Corp.	132,775	5,510,163
Whiting Petroleum Corp. (a)(b)	225,184	1,353,356
World Fuel Services Corp.	42,529	1,182,306
WPX Energy, Inc. (a)	247,709	2,794,158
		63,560,809

TOTAL ENERGY		77,339,038

FINANCIALS - 14.8%
Banks - 4.6%
Associated Banc-Corp.	94,730	2,396,669
Bank of Hawaii Corp.	26,359	2,151,158
Bank of the Ozarks, Inc.	75,320	3,511,418
BankUnited, Inc.	65,159	2,270,791
BOK Financial Corp. (b)	15,616	1,350,316
Commerce Bancshares, Inc.	55,877	3,249,806
Cullen/Frost Bankers, Inc.	35,626	3,509,161
East West Bancorp, Inc.	89,972	5,383,924
First Hawaiian, Inc.	33,239	971,908
First Horizon National Corp.	144,757	2,717,089
FNB Corp., Pennsylvania	200,967	2,711,045
PacWest Bancorp	80,779	3,903,241
Peoples United Financial, Inc.	214,278	3,998,427
Pinnacle Financial Partners, Inc.	45,446	3,008,525
Popular, Inc.	62,978	2,310,033
Prosperity Bancshares, Inc.	41,508	2,730,396
Signature Bank (a)	33,816	4,396,418
SVB Financial Group (a)	32,829	7,198,743
Synovus Financial Corp.	75,754	3,549,075
TCF Financial Corp.	99,339	1,809,957
Webster Financial Corp.	57,306	3,151,257
Western Alliance Bancorp. (a)	60,972	3,402,238
Zions Bancorporation	125,447	5,828,268
		75,509,863
Capital Markets - 3.2%
BGC Partners, Inc. Class A	143,106	2,170,918
CBOE Holdings, Inc.	69,074	7,809,504
E*TRADE Financial Corp. (a)	172,480	7,518,403
Eaton Vance Corp. (non-vtg.)	69,208	3,492,928
FactSet Research Systems, Inc.	24,128	4,581,183
Federated Investors, Inc. Class B (non-vtg.)	59,402	1,845,620
Lazard Ltd. Class A	75,069	3,568,780
Legg Mason, Inc. (b)	52,402	2,000,708
LPL Financial	55,224	2,739,663
MarketAxess Holdings, Inc.	22,951	3,993,474
Morningstar, Inc.	11,852	1,009,909
MSCI, Inc.	55,634	6,529,206
SEI Investments Co.	83,803	5,406,132
		52,666,428
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	6,996	2,005,963
Navient Corp.	170,229	2,121,053
OneMain Holdings, Inc. (a)	33,307	1,058,163
Santander Consumer U.S.A. Holdings, Inc.	92,443	1,538,252
SLM Corp. (a)	269,736	2,856,504
		9,579,935
Diversified Financial Services - 0.3%
Voya Financial, Inc.	112,636	4,523,462
Insurance - 4.7%
Alleghany Corp. (a)	9,295	5,263,015
American Financial Group, Inc.	43,961	4,637,446
American National Insurance Co.	4,629	563,488
Arthur J. Gallagher & Co.	111,349	7,051,732
Aspen Insurance Holdings Ltd.	37,185	1,595,237
Assurant, Inc.	34,198	3,442,029
Assured Guaranty Ltd.	73,454	2,725,143
Axis Capital Holdings Ltd.	51,257	2,787,868
Brown & Brown, Inc.	73,400	3,658,256
Erie Indemnity Co. Class A	15,441	1,865,273
Everest Re Group Ltd.	25,418	6,035,504
First American Financial Corp.	67,278	3,661,269
Hanover Insurance Group, Inc.	26,548	2,611,792
Mercury General Corp.	17,068	955,296
Old Republic International Corp.	152,581	3,095,868
ProAssurance Corp.	32,846	1,841,018
Reinsurance Group of America, Inc.	40,180	6,002,088
RenaissanceRe Holdings Ltd.	25,056	3,466,748
Torchmark Corp.	72,218	6,075,700
Validus Holdings Ltd.	48,273	2,514,058
W.R. Berkley Corp.	59,589	4,086,614
White Mountains Insurance Group Ltd.	2,722	2,420,266
		76,355,708
Mortgage Real Estate Investment Trusts - 1.1%
AGNC Investment Corp.	237,716	4,785,223
Chimera Investment Corp.	117,208	2,144,906
MFA Financial, Inc.	246,834	2,033,912
New Residential Investment Corp.	192,072	3,386,229
Starwood Property Trust, Inc.	159,551	3,431,942
Two Harbors Investment Corp.	216,674	2,123,405
		17,905,617
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	297,679	3,738,848
TFS Financial Corp.	32,875	506,933
		4,245,781

TOTAL FINANCIALS		240,786,794

HEALTH CARE - 8.5%
Biotechnology - 2.7%
ACADIA Pharmaceuticals, Inc. (a)(b)	60,409	2,104,045
Agios Pharmaceuticals, Inc. (a)(b)	25,971	1,669,156
Alkermes PLC (a)(b)	95,292	4,646,438
Alnylam Pharmaceuticals, Inc. (a)(b)	50,043	6,097,239
Bioverativ, Inc.	67,796	3,830,474
Exelixis, Inc. (a)	180,786	4,481,685
Intercept Pharmaceuticals, Inc. (a)(b)	11,195	689,948
Intrexon Corp. (a)(b)	37,652	615,610
Ionis Pharmaceuticals, Inc. (a)(b)	77,252	4,411,862
Juno Therapeutics, Inc. (a)(b)	39,819	1,788,271
Neurocrine Biosciences, Inc. (a)(b)	54,659	3,394,870
Opko Health, Inc. (a)(b)	207,223	1,394,611
Seattle Genetics, Inc. (a)(b)	59,857	3,669,833
TESARO, Inc. (a)(b)	23,219	2,688,064
United Therapeutics Corp. (a)	26,871	3,186,632
		44,668,738
Health Care Equipment & Supplies - 2.5%
Abiomed, Inc. (a)	25,662	4,950,713
DexCom, Inc. (a)(b)	53,520	2,406,794
Hill-Rom Holdings, Inc.	41,143	3,320,652
ResMed, Inc.	87,347	7,352,870
Steris PLC	52,376	4,888,252
Teleflex, Inc.	28,180	6,678,096
The Cooper Companies, Inc.	30,265	7,271,469
West Pharmaceutical Services, Inc.	45,823	4,646,452
		41,515,298
Health Care Providers & Services - 1.1%
Acadia Healthcare Co., Inc. (a)(b)	49,143	1,541,124
Brookdale Senior Living, Inc. (a)	115,188	1,155,336
Envision Healthcare Corp. (b)	72,798	3,101,195
LifePoint Hospitals, Inc. (a)	23,279	1,120,884
MEDNAX, Inc. (a)	57,080	2,499,533
Patterson Companies, Inc. (b)	51,732	1,914,084
Premier, Inc. (a)	31,999	1,045,407
Wellcare Health Plans, Inc. (a)	27,837	5,504,488
		17,882,051
Health Care Technology - 0.5%
athenahealth, Inc. (a)(b)	24,686	3,156,846
Veeva Systems, Inc. Class A (a)	67,902	4,137,948
		7,294,794
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	13,115	2,882,546
Bio-Techne Corp.	23,118	3,028,920
Bruker Corp.	65,384	2,053,058
Charles River Laboratories International, Inc. (a)	29,464	3,426,369
PerkinElmer, Inc.	68,506	4,954,354
QIAGEN NV (a)	141,421	4,788,515
VWR Corp. (a)	53,375	1,766,713
		22,900,475
Pharmaceuticals - 0.3%
Akorn, Inc. (a)(b)	56,057	1,825,776
Endo International PLC (a)(b)	139,412	889,449
Mallinckrodt PLC (a)	61,972	1,962,653
		4,677,878

TOTAL HEALTH CARE		138,939,234

INDUSTRIALS - 16.6%
Aerospace & Defense - 1.9%
BWX Technologies, Inc.	58,655	3,514,608
HEICO Corp. (b)	15,318	1,389,036
HEICO Corp. Class A	30,156	2,294,872
Hexcel Corp.	55,959	3,396,152
Huntington Ingalls Industries, Inc.	27,941	6,505,503
Orbital ATK, Inc.	35,905	4,772,852
Spirit AeroSystems Holdings, Inc. Class A	75,567	6,052,917
Teledyne Technologies, Inc. (a)	21,807	3,706,318
		31,632,258
Air Freight & Logistics - 0.3%
XPO Logistics, Inc. (a)(b)	72,892	5,055,060
Airlines - 0.8%
Alaska Air Group, Inc.	75,339	4,974,634
Copa Holdings SA Class A	19,458	2,397,031
JetBlue Airways Corp. (a)	208,836	3,999,209
Spirit Airlines, Inc. (a)(b)	43,440	1,611,190
		12,982,064
Building Products - 1.9%
A.O. Smith Corp.	90,037	5,330,190
Allegion PLC	59,682	4,976,882
Armstrong World Industries, Inc. (a)	27,576	1,409,134
Fortune Brands Home & Security, Inc.	96,081	6,347,111
Lennox International, Inc. (b)	23,980	4,583,297
Owens Corning	69,425	5,740,753
USG Corp. (a)(b)	54,010	1,854,163
		30,241,530
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (a)	32,761	1,753,041
Copart, Inc. (a)	124,237	4,508,561
KAR Auction Services, Inc.	85,774	4,059,683
Pitney Bowes, Inc.	116,537	1,601,218
Rollins, Inc.	59,817	2,626,564
		14,549,067
Construction & Engineering - 1.1%
AECOM (a)	97,124	3,405,167
Fluor Corp.	87,488	3,769,858
Jacobs Engineering Group, Inc.	74,803	4,354,283
Quanta Services, Inc. (a)	92,627	3,494,817
Valmont Industries, Inc.	13,848	2,200,447
		17,224,572
Electrical Equipment - 0.7%
Hubbell, Inc. Class B	34,139	4,295,369
Regal Beloit Corp.	27,865	2,261,245
Sensata Technologies Holding BV (a)(b)	105,900	5,179,569
		11,736,183
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	38,786	4,259,866
ITT, Inc.	55,535	2,590,152
		6,850,018
Machinery - 4.9%
AGCO Corp.	41,700	2,859,369
Allison Transmission Holdings, Inc. (b)	83,554	3,550,209
Colfax Corp. (a)	55,322	2,307,481
Crane Co.	31,242	2,596,835
Donaldson Co., Inc.	82,783	3,908,185
Flowserve Corp. (b)	81,678	3,599,549
Gardner Denver Holdings, Inc. (b)	26,799	773,151
Graco, Inc.	34,479	4,543,987
IDEX Corp.	47,783	6,126,258
Lincoln Electric Holdings, Inc.	36,781	3,371,714
Middleby Corp. (a)	35,430	4,106,337
Nordson Corp.	35,986	4,559,066
Oshkosh Corp.	46,633	4,269,717
Snap-On, Inc. (b)	36,033	5,685,287
Terex Corp.	51,713	2,436,199
Timken Co.	43,242	2,038,860
Toro Co.	65,973	4,146,403
Trinity Industries, Inc.	94,019	3,057,498
WABCO Holdings, Inc. (a)	31,671	4,673,689
Wabtec Corp. (b)	53,637	4,103,231
Xylem, Inc.	112,239	7,467,261
		80,180,286
Marine - 0.1%
Kirby Corp. (a)(b)	33,333	2,361,643
Professional Services - 1.0%
Dun & Bradstreet Corp.	23,129	2,702,161
Manpower, Inc.	41,910	5,166,665
Robert Half International, Inc.	77,169	3,995,039
TransUnion Holding Co., Inc. (a)	93,900	4,928,811
		16,792,676
Road & Rail - 0.9%
AMERCO	3,141	1,233,282
Genesee & Wyoming, Inc. Class A (a)	38,113	2,735,751
Landstar System, Inc.	26,121	2,579,449
Old Dominion Freight Lines, Inc.	38,287	4,637,704
Ryder System, Inc.	32,903	2,667,775
		13,853,961
Trading Companies & Distributors - 1.5%
Air Lease Corp. Class A	60,361	2,622,685
HD Supply Holdings, Inc. (a)	126,405	4,473,473
MSC Industrial Direct Co., Inc. Class A	27,555	2,284,310
United Rentals, Inc. (a)	52,847	7,476,794
Univar, Inc. (a)	64,756	1,926,491
Watsco, Inc.	18,931	3,153,337
WESCO International, Inc. (a)	30,494	1,925,696
		23,862,786
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	48,732	3,389,311

TOTAL INDUSTRIALS		270,711,415

INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)(b)	33,118	6,619,957
Arris International PLC (a)	110,775	3,157,088
Brocade Communications Systems, Inc.	254,011	2,959,228
CommScope Holding Co., Inc. (a)	119,471	3,839,798
EchoStar Holding Corp. Class A (a)	29,512	1,651,196
		18,227,267
Electronic Equipment & Components - 3.7%
Arrow Electronics, Inc. (a)	55,346	4,626,372
Avnet, Inc.	77,854	3,098,589
CDW Corp.	95,977	6,718,390
Cognex Corp.	51,919	6,393,825
Coherent, Inc. (a)	15,289	4,016,573
Dolby Laboratories, Inc. Class A	34,268	1,985,488
FLIR Systems, Inc.	85,045	3,981,807
IPG Photonics Corp. (a)	22,479	4,786,004
Jabil, Inc.	109,529	3,097,480
Keysight Technologies, Inc. (a)	115,549	5,161,574
National Instruments Corp.	66,614	2,997,630
Trimble, Inc. (a)	156,831	6,411,251
Universal Display Corp. (b)	26,023	3,812,370
Zebra Technologies Corp. Class A (a)	32,709	3,793,917
		60,881,270
Internet Software & Services - 1.5%
CoStar Group, Inc. (a)	21,871	6,468,348
GoDaddy, Inc. (a)	73,095	3,413,537
IAC/InterActiveCorp (a)	43,668	5,635,355
LogMeIn, Inc.	32,441	3,926,983
Match Group, Inc. (a)(b)	22,871	611,571
Pandora Media, Inc. (a)(b)	141,287	1,032,808
Zillow Group, Inc.:
Class A (a)	32,863	1,357,571
Class C (a)(b)	65,818	2,716,967
		25,163,140
IT Services - 3.5%
Booz Allen Hamilton Holding Corp. Class A	91,552	3,459,750
Broadridge Financial Solutions, Inc.	73,334	6,300,857
Conduent, Inc.	118,671	1,837,027
CoreLogic, Inc. (a)	52,854	2,478,853
CSRA, Inc.	101,305	3,240,747
DST Systems, Inc.	38,302	2,245,263
Euronet Worldwide, Inc. (a)	31,392	3,033,723
Gartner, Inc. (a)	54,837	6,871,624
Genpact Ltd.	89,712	2,731,730
Jack Henry & Associates, Inc.	48,448	5,335,578
Leidos Holdings, Inc.	88,940	5,560,529
Sabre Corp. (b)	130,300	2,548,668
Square, Inc. (a)(b)	152,143	5,658,198
Teradata Corp. (a)(b)	78,770	2,634,857
WEX, Inc. (a)	24,519	3,030,303
		56,967,707
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)(b)	516,130	5,669,688
Cavium, Inc. (a)(b)	41,203	2,842,595
Cypress Semiconductor Corp. (b)	205,830	3,264,464
First Solar, Inc. (a)	51,011	2,796,423
Marvell Technology Group Ltd.	252,193	4,658,005
Microsemi Corp. (a)	72,137	3,849,952
ON Semiconductor Corp. (a)	261,130	5,567,292
Teradyne, Inc.	124,343	5,333,071
Versum Materials, Inc.	67,994	2,861,188
		36,842,678
Software - 4.2%
ANSYS, Inc. (a)	53,420	7,303,048
Atlassian Corp. PLC (a)(b)	45,735	2,212,202
Black Knight, Inc. (a)	67,961	3,082,031
Cadence Design Systems, Inc. (a)	173,484	7,487,569
FireEye, Inc. (a)(b)	109,700	1,856,124
Fortinet, Inc. (a)	92,087	3,629,149
Guidewire Software, Inc. (a)	46,422	3,712,832
Manhattan Associates, Inc. (a)	43,187	1,807,808
Nuance Communications, Inc. (a)	179,572	2,646,891
Parametric Technology Corp. (a)	71,774	4,769,382
Splunk, Inc. (a)(b)	86,148	5,797,760
SS&C Technologies Holdings, Inc.	107,732	4,330,826
Tableau Software, Inc. (a)	37,411	3,033,658
Take-Two Interactive Software, Inc. (a)	65,230	7,217,700
Tyler Technologies, Inc. (a)	21,568	3,823,791
Ultimate Software Group, Inc. (a)(b)	17,799	3,605,899
Zynga, Inc. (a)	473,797	1,847,808
		68,164,478
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp. (a)	75,446	2,421,062

TOTAL INFORMATION TECHNOLOGY		268,667,602

MATERIALS - 7.2%
Chemicals - 2.9%
Ashland Global Holdings, Inc.	38,756	2,634,633
Axalta Coating Systems (a)	133,004	4,422,383
Cabot Corp.	38,238	2,330,988
CF Industries Holdings, Inc.	145,932	5,542,497
Huntsman Corp.	125,641	4,023,025
NewMarket Corp.	4,617	1,848,601
Olin Corp.	103,170	3,768,800
Platform Specialty Products Corp. (a)(b)	138,375	1,480,613
RPM International, Inc.	82,055	4,375,993
The Chemours Co. LLC	115,620	6,545,248
The Scotts Miracle-Gro Co. Class A	27,483	2,737,856
Valvoline, Inc.	128,004	3,074,656
W.R. Grace & Co.	42,638	3,261,381
Westlake Chemical Corp.	22,271	1,891,031
		47,937,705
Construction Materials - 0.2%
Eagle Materials, Inc.	29,351	3,098,585
Containers & Packaging - 2.7%
Aptargroup, Inc.	38,302	3,334,955
Ardagh Group SA	11,580	248,275
Avery Dennison Corp.	55,249	5,865,786
Bemis Co., Inc.	56,503	2,543,765
Berry Global Group, Inc. (a)	81,051	4,818,482
Crown Holdings, Inc. (a)	82,133	4,941,943
Graphic Packaging Holding Co.	193,801	3,001,977
Owens-Illinois, Inc. (a)	101,540	2,425,791
Packaging Corp. of America	58,462	6,797,377
Sealed Air Corp.	121,813	5,387,789
Silgan Holdings, Inc.	46,394	1,357,025
Sonoco Products Co.	61,321	3,175,815
		43,898,980
Metals & Mining - 1.3%
Alcoa Corp.	115,701	5,528,194
Reliance Steel & Aluminum Co.	44,300	3,404,012
Royal Gold, Inc.	40,692	3,422,604
Steel Dynamics, Inc.	145,599	5,417,739
Tahoe Resources, Inc.	193,032	926,183
United States Steel Corp. (b)	109,100	2,762,412
		21,461,144
Paper & Forest Products - 0.1%
Domtar Corp.	38,939	1,842,593

TOTAL MATERIALS		118,239,007

REAL ESTATE - 11.1%
Equity Real Estate Investment Trusts (REITs) - 10.5%
Alexandria Real Estate Equities, Inc.	57,937	7,181,871
American Campus Communities, Inc.	83,712	3,480,745
American Homes 4 Rent Class A	150,103	3,194,192
Apartment Investment & Management Co. Class A	97,681	4,296,010
Apple Hospitality (REIT), Inc.	131,357	2,487,902
Brandywine Realty Trust (SBI)	108,038	1,889,585
Brixmor Property Group, Inc.	191,046	3,337,574
Camden Property Trust (SBI) (b)	56,864	5,188,271
Colony NorthStar, Inc.	336,782	4,135,683
Columbia Property Trust, Inc.	76,577	1,690,820
CoreSite Realty Corp.	21,217	2,349,783
Corporate Office Properties Trust (SBI)	62,288	1,988,856
Corrections Corp. of America	73,689	1,817,171
CubeSmart	112,624	3,065,625
CyrusOne, Inc.	54,210	3,327,952
DCT Industrial Trust, Inc.	57,653	3,345,027
DDR Corp.	193,494	1,484,099
Douglas Emmett, Inc. (b)	90,790	3,612,534
Duke Realty Corp.	222,566	6,338,680
Empire State Realty Trust, Inc.	79,643	1,596,842
EPR Properties	39,266	2,716,422
Equity Commonwealth (a)	75,365	2,264,718
Equity Lifestyle Properties, Inc.	50,905	4,504,074
Forest City Realty Trust, Inc. Class A	157,679	3,883,634
Gaming & Leisure Properties	125,670	4,591,982
Healthcare Trust of America, Inc.	124,214	3,732,631
Highwoods Properties, Inc. (SBI)	63,631	3,248,363
Hospitality Properties Trust (SBI)	101,555	2,902,442
Hudson Pacific Properties, Inc.	97,721	3,304,924
Invitation Homes, Inc.	55,050	1,242,479
Iron Mountain, Inc. (b)	164,278	6,571,120
Kilroy Realty Corp.	60,369	4,300,084
Lamar Advertising Co. Class A (b)	51,838	3,651,469
Liberty Property Trust (SBI)	92,054	3,947,276
Life Storage, Inc.	28,651	2,315,574
Medical Properties Trust, Inc.	226,496	2,996,542
National Retail Properties, Inc.	92,998	3,736,660
Omega Healthcare Investors, Inc.	121,741	3,513,445
Outfront Media, Inc.	86,616	2,031,145
Paramount Group, Inc.	124,100	1,975,672
Park Hotels & Resorts, Inc.	89,951	2,589,689
Piedmont Office Realty Trust, Inc. Class A	90,631	1,752,804
Rayonier, Inc.	80,446	2,411,771
Regency Centers Corp.	93,340	5,745,077
Retail Properties America, Inc.	144,521	1,766,047
Senior Housing Properties Trust (SBI)	147,241	2,709,234
Spirit Realty Capital, Inc.	302,778	2,516,085
Store Capital Corp.	106,700	2,634,423
Sun Communities, Inc.	48,020	4,334,285
Tanger Factory Outlet Centers, Inc.	57,621	1,310,878
Taubman Centers, Inc.	36,907	1,742,749
Uniti Group, Inc. (b)	103,540	1,811,950
Weingarten Realty Investors (SBI)	75,104	2,286,917
WP Carey, Inc.	66,033	4,500,149
		171,351,936
Real Estate Management & Development - 0.6%
Howard Hughes Corp. (a)	21,304	2,719,030
Jones Lang LaSalle, Inc.	28,248	3,657,834
Realogy Holdings Corp.	84,072	2,718,048
		9,094,912

TOTAL REAL ESTATE		180,446,848

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc. (a)	116,328	4,194,788
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	60,536	1,764,624
U.S. Cellular Corp. (a)	8,750	320,163
		2,084,787

TOTAL TELECOMMUNICATION SERVICES		6,279,575

UTILITIES - 3.9%
Electric Utilities - 1.9%
Alliant Energy Corp.	142,747	6,175,235
Great Plains Energy, Inc.	134,899	4,428,734
Hawaiian Electric Industries, Inc.	67,713	2,468,816
OGE Energy Corp.	124,872	4,600,284
Pinnacle West Capital Corp.	69,602	6,104,791
Vistra Energy Corp.	151,036	2,936,140
Westar Energy, Inc.	88,747	4,746,190
		31,460,190
Gas Utilities - 0.8%
Atmos Energy Corp.	64,508	5,627,678
National Fuel Gas Co.	50,310	2,920,496
UGI Corp.	108,200	5,178,452
		13,726,626
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. (a)	224,961	3,360,917
NRG Energy, Inc.	187,369	4,684,225
		8,045,142
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	121,541	3,324,146
Vectren Corp.	52,043	3,546,210
		6,870,356
Water Utilities - 0.3%
Aqua America, Inc.	111,304	3,949,066

TOTAL UTILITIES		64,051,380

TOTAL COMMON STOCKS
(Cost $1,426,503,038)		1,617,611,036
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.03% 12/28/17 (c)
(Cost $499,183)	500,000	499,177
	Shares	Value

Money Market Funds - 15.3%
Fidelity Cash Central Fund, 1.10% (d)	11,509,033	$11,511,335
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	238,212,565	238,236,386
TOTAL MONEY MARKET FUNDS
(Cost $249,744,529)		249,747,721
TOTAL INVESTMENT IN SECURITIES - 114.4%
(Cost $1,676,746,750)		1,867,857,934
NET OTHER ASSETS (LIABILITIES) - (14.4)%		(235,570,074)
NET ASSETS - 100%		$1,632,287,860

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	80	Dec. 2017	$14,671,200	$91,325	$91,325

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $418,310.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,758
Fidelity Securities Lending Cash Central Fund	126,700
Total	$160,458

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$206,416,904	$206,416,904	$--	$--
Consumer Staples	45,733,239	45,733,239	--	--
Energy	77,339,038	77,339,038	--	--
Financials	240,786,794	240,786,794	--	--
Health Care	138,939,234	138,939,234	--	--
Industrials	270,711,415	270,711,415	--	--
Information Technology	268,667,602	268,667,602	--	--
Materials	118,239,007	118,239,007	--	--
Real Estate	180,446,848	180,446,848	--	--
Telecommunication Services	6,279,575	6,279,575	--	--
Utilities	64,051,380	64,051,380	--	--
U.S. Government and Government Agency Obligations	499,177	--	499,177	--
Money Market Funds	249,747,721	249,747,721	--	--
Total Investments in Securities:	$1,867,857,934	$1,867,358,757	$499,177	$--
Derivative Instruments:
Assets
Futures Contracts	$91,325	$91,325	$--	$--
Total Assets	$91,325	$91,325	$--	$--
Total Derivative Instruments:	$91,325	$91,325	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligation are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

October 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV9-QTLY-1217
1.9867778.101

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.2%
BorgWarner, Inc.	85,466	$4,505,768
Delphi Automotive PLC	114,952	11,423,930
The Goodyear Tire & Rubber Co.	108,455	3,317,638
		19,247,336
Automobiles - 0.5%
Ford Motor Co.	1,684,847	20,673,073
General Motors Co.	564,965	24,282,196
Harley-Davidson, Inc.	73,489	3,478,969
		48,434,238
Distributors - 0.1%
Genuine Parts Co.	63,252	5,580,724
LKQ Corp. (a)	133,052	5,014,730
		10,595,454
Diversified Consumer Services - 0.0%
H&R Block, Inc.	90,058	2,228,035
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	175,685	11,663,727
Chipotle Mexican Grill, Inc. (a)	10,809	2,938,967
Darden Restaurants, Inc.	53,999	4,442,498
Hilton, Inc.	87,989	6,359,845
Marriott International, Inc. Class A	134,763	16,101,483
McDonald's Corp.	348,932	58,240,240
MGM Mirage, Inc.	223,004	6,991,175
Norwegian Cruise Line Holdings Ltd. (a)	76,665	4,274,074
Royal Caribbean Cruises Ltd.	74,120	9,173,832
Starbucks Corp.	622,006	34,110,809
Wyndham Worldwide Corp.	44,278	4,731,104
Wynn Resorts Ltd.	34,463	5,082,948
Yum! Brands, Inc.	148,522	11,057,463
		175,168,165
Household Durables - 0.4%
D.R. Horton, Inc.	146,723	6,486,624
Garmin Ltd.	47,802	2,706,071
Leggett & Platt, Inc.	56,986	2,693,158
Lennar Corp. Class A	87,531	4,872,851
Mohawk Industries, Inc. (a)	27,220	7,125,107
Newell Brands, Inc.	211,126	8,609,718
PulteGroup, Inc.	119,573	3,614,692
Whirlpool Corp.	31,438	5,153,631
		41,261,852
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	171,760	189,842,893
Expedia, Inc.	52,631	6,560,980
Netflix, Inc. (a)	185,990	36,534,016
Priceline Group, Inc. (a)	21,134	40,407,363
TripAdvisor, Inc. (a)	46,662	1,749,825
		275,095,077
Leisure Products - 0.1%
Hasbro, Inc.	49,033	4,539,965
Mattel, Inc.	147,640	2,084,677
		6,624,642
Media - 2.7%
CBS Corp. Class B	156,828	8,801,187
Charter Communications, Inc. Class A (a)	86,652	28,956,499
Comcast Corp. Class A	2,026,369	73,010,075
Discovery Communications, Inc.:
Class A (a)	66,311	1,251,952
Class C (non-vtg.) (a)	87,547	1,559,212
DISH Network Corp. Class A (a)	98,079	4,760,755
Interpublic Group of Companies, Inc.	169,413	3,261,200
News Corp.:
Class A	164,637	2,248,941
Class B	52,458	729,166
Omnicom Group, Inc.	99,405	6,679,022
Scripps Networks Interactive, Inc. Class A	41,339	3,442,712
The Walt Disney Co.	664,904	65,034,260
Time Warner, Inc.	335,063	32,933,342
Twenty-First Century Fox, Inc.:
Class A	453,415	11,856,802
Class B	189,193	4,814,962
Viacom, Inc. Class B (non-vtg.)	151,945	3,651,238
		252,991,325
Multiline Retail - 0.4%
Dollar General Corp.	112,225	9,072,269
Dollar Tree, Inc. (a)	102,029	9,310,146
Kohl's Corp.	72,621	3,032,653
Macy's, Inc.	131,199	2,461,293
Nordstrom, Inc.	50,129	1,987,615
Target Corp.	235,286	13,891,285
		39,755,261
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	31,819	2,600,885
AutoZone, Inc. (a)	12,075	7,118,213
Best Buy Co., Inc.	114,294	6,398,178
CarMax, Inc. (a)	78,940	5,928,394
Foot Locker, Inc.	53,416	1,606,753
Gap, Inc.	94,604	2,458,758
Home Depot, Inc.	507,814	84,185,405
L Brands, Inc.	107,503	4,626,929
Lowe's Companies, Inc.	363,678	29,076,056
O'Reilly Automotive, Inc. (a)	37,916	7,998,380
Ross Stores, Inc.	167,653	10,644,289
Signet Jewelers Ltd.	26,046	1,707,836
Tiffany & Co., Inc.	43,983	4,117,688
TJX Companies, Inc.	274,096	19,131,901
Tractor Supply Co.	54,578	3,288,870
Ulta Beauty, Inc.	25,140	5,073,001
		195,961,536
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	157,011	3,532,748
Michael Kors Holdings Ltd. (a)	65,311	3,187,830
NIKE, Inc. Class B	566,026	31,125,770
PVH Corp.	33,353	4,229,494
Ralph Lauren Corp.	23,857	2,133,532
Tapestry, Inc.	121,733	4,984,966
Under Armour, Inc.:
Class A (sub. vtg.) (a)	79,673	997,506
Class C (non-vtg.) (a)	80,183	924,510
VF Corp.	140,739	9,802,471
		60,918,827

TOTAL CONSUMER DISCRETIONARY		1,128,281,748

CONSUMER STAPLES - 7.9%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	84,357	4,810,036
Constellation Brands, Inc. Class A (sub. vtg.)	74,053	16,224,272
Dr. Pepper Snapple Group, Inc.	78,284	6,705,807
Molson Coors Brewing Co. Class B	79,562	6,434,179
Monster Beverage Corp. (a)	178,673	10,350,527
PepsiCo, Inc.	615,373	67,832,566
The Coca-Cola Co.	1,653,675	76,035,977
		188,393,364
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	188,938	30,434,133
CVS Health Corp.	437,918	30,010,521
Kroger Co.	386,561	8,001,813
Sysco Corp.	209,210	11,636,260
Wal-Mart Stores, Inc.	630,548	55,053,146
Walgreens Boots Alliance, Inc.	396,441	26,272,145
		161,408,018
Food Products - 1.2%
Archer Daniels Midland Co.	242,335	9,904,231
Campbell Soup Co.	83,555	3,958,000
ConAgra Foods, Inc.	179,057	6,116,587
General Mills, Inc.	248,604	12,907,520
Hormel Foods Corp.	116,122	3,618,362
Kellogg Co.	107,048	6,693,711
McCormick & Co., Inc. (non-vtg.)	51,226	5,098,524
Mondelez International, Inc.	649,465	26,907,335
The Hershey Co.	60,873	6,463,495
The J.M. Smucker Co.	48,930	5,189,027
The Kraft Heinz Co.	257,152	19,885,564
Tyson Foods, Inc. Class A	124,611	9,085,388
		115,827,744
Household Products - 1.6%
Church & Dwight Co., Inc.	107,484	4,855,052
Clorox Co.	55,601	7,035,195
Colgate-Palmolive Co.	379,451	26,732,323
Kimberly-Clark Corp.	152,197	17,123,684
Procter & Gamble Co.	1,098,501	94,844,576
		150,590,830
Personal Products - 0.1%
Coty, Inc. Class A	203,188	3,129,095
Estee Lauder Companies, Inc. Class A	96,440	10,782,956
		13,912,051
Tobacco - 1.3%
Altria Group, Inc.	826,485	53,076,867
Philip Morris International, Inc.	669,066	70,011,066
		123,087,933

TOTAL CONSUMER STAPLES		753,219,940

ENERGY - 5.9%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	184,388	5,795,315
Halliburton Co.	373,862	15,978,862
Helmerich & Payne, Inc.	46,775	2,540,350
National Oilwell Varco, Inc.	163,715	5,597,416
Schlumberger Ltd.	598,562	38,307,968
TechnipFMC PLC	189,195	5,182,051
		73,401,962
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	241,384	11,917,128
Andeavor	62,183	6,606,322
Apache Corp.	164,100	6,788,817
Cabot Oil & Gas Corp.	199,234	5,518,782
Chesapeake Energy Corp. (a)	391,179	1,525,598
Chevron Corp.	816,334	94,604,947
Cimarex Energy Co.	41,044	4,799,275
Concho Resources, Inc. (a)	64,062	8,597,761
ConocoPhillips Co.	524,240	26,814,876
Devon Energy Corp.	226,462	8,356,448
EOG Resources, Inc.	248,754	24,843,062
EQT Corp.	74,661	4,669,299
Exxon Mobil Corp.	1,825,339	152,142,006
Hess Corp.	116,410	5,140,666
Kinder Morgan, Inc.	827,059	14,978,038
Marathon Oil Corp.	366,161	5,206,809
Marathon Petroleum Corp.	218,085	13,028,398
Newfield Exploration Co. (a)	85,810	2,642,090
Noble Energy, Inc.	209,595	5,841,413
Occidental Petroleum Corp.	329,368	21,267,292
ONEOK, Inc.	163,653	8,881,448
Phillips 66 Co.	185,094	16,858,362
Pioneer Natural Resources Co.	73,273	10,966,770
Range Resources Corp.	97,271	1,761,578
The Williams Companies, Inc.	356,107	10,149,050
Valero Energy Corp.	190,261	15,009,690
		488,915,925

TOTAL ENERGY		562,317,887

FINANCIALS - 14.6%
Banks - 6.5%
Bank of America Corp.	4,226,852	115,773,476
BB&T Corp.	348,112	17,141,035
Citigroup, Inc.	1,173,690	86,266,215
Citizens Financial Group, Inc.	215,680	8,197,997
Comerica, Inc.	75,779	5,953,956
Fifth Third Bancorp	317,368	9,171,935
Huntington Bancshares, Inc.	469,560	6,479,928
JPMorgan Chase & Co.	1,515,907	152,515,403
KeyCorp	468,495	8,550,034
M&T Bank Corp.	65,450	10,915,097
Peoples United Financial, Inc.	148,338	2,767,987
PNC Financial Services Group, Inc.	206,434	28,238,107
Regions Financial Corp.	514,819	7,969,398
SunTrust Banks, Inc.	206,748	12,448,297
U.S. Bancorp	684,570	37,226,917
Wells Fargo & Co.	1,924,541	108,043,732
Zions Bancorporation	87,092	4,046,294
		621,705,808
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	24,107	4,495,956
Ameriprise Financial, Inc.	64,593	10,111,388
Bank of New York Mellon Corp.	445,065	22,898,594
BlackRock, Inc. Class A	53,397	25,140,910
Brighthouse Financial, Inc.	41,277	2,566,604
CBOE Holdings, Inc.	48,582	5,492,681
Charles Schwab Corp.	513,413	23,021,439
CME Group, Inc.	146,427	20,085,392
E*TRADE Financial Corp. (a)	118,489	5,164,936
Franklin Resources, Inc.	141,746	5,971,759
Goldman Sachs Group, Inc.	154,993	37,582,703
IntercontinentalExchange, Inc.	253,512	16,757,143
Invesco Ltd.	175,267	6,272,806
Moody's Corp.	71,583	10,194,135
Morgan Stanley	609,198	30,459,900
Northern Trust Corp.	92,522	8,652,657
Raymond James Financial, Inc.	55,281	4,686,723
S&P Global, Inc.	110,711	17,322,950
State Street Corp.	161,093	14,820,556
T. Rowe Price Group, Inc.	103,542	9,619,052
The NASDAQ OMX Group, Inc.	50,297	3,654,077
		284,972,361
Consumer Finance - 0.7%
American Express Co.	316,066	30,190,624
Capital One Financial Corp.	208,366	19,207,178
Discover Financial Services	160,403	10,671,612
Navient Corp.	118,079	1,471,264
Synchrony Financial	322,059	10,505,565
		72,046,243
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	828,892	154,953,070
Leucadia National Corp.	136,403	3,450,996
		158,404,066
Insurance - 2.7%
AFLAC, Inc.	170,258	14,282,944
Allstate Corp.	155,667	14,610,905
American International Group, Inc.	389,171	25,144,338
Aon PLC	109,564	15,714,765
Arthur J. Gallagher & Co.	77,611	4,915,105
Assurant, Inc.	23,214	2,336,489
Chubb Ltd.	200,493	30,238,354
Cincinnati Financial Corp.	64,283	4,510,738
Everest Re Group Ltd.	17,692	4,200,965
Hartford Financial Services Group, Inc.	156,934	8,639,217
Lincoln National Corp.	95,430	7,231,685
Loews Corp.	118,901	5,886,789
Marsh & McLennan Companies, Inc.	220,787	17,868,292
MetLife, Inc.	457,865	24,532,407
Principal Financial Group, Inc.	115,766	7,623,191
Progressive Corp.	250,672	12,195,193
Prudential Financial, Inc.	183,944	20,318,454
The Travelers Companies, Inc.	118,873	15,744,729
Torchmark Corp.	46,601	3,920,542
Unum Group	97,220	5,059,329
Willis Group Holdings PLC	57,849	9,318,317
XL Group Ltd.	111,118	4,496,945
		258,789,693

TOTAL FINANCIALS		1,395,918,171

HEALTH CARE - 14.0%
Biotechnology - 2.8%
AbbVie, Inc.	686,708	61,975,397
Alexion Pharmaceuticals, Inc. (a)	96,144	11,504,591
Amgen, Inc.	314,331	55,077,078
Biogen, Inc. (a)	91,081	28,386,304
Celgene Corp. (a)	337,023	34,029,212
Gilead Sciences, Inc.	562,570	42,170,247
Incyte Corp. (a)	73,550	8,329,538
Regeneron Pharmaceuticals, Inc. (a)	33,095	13,324,709
Vertex Pharmaceuticals, Inc. (a)	108,608	15,881,748
		270,678,824
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	748,460	40,588,986
Align Technology, Inc. (a)	31,075	7,426,304
Baxter International, Inc.	215,943	13,921,845
Becton, Dickinson & Co.	98,031	20,456,129
Boston Scientific Corp. (a)	591,088	16,633,216
C.R. Bard, Inc.	31,306	10,239,253
Danaher Corp.	263,349	24,299,212
Dentsply Sirona, Inc.	98,865	6,037,686
Edwards Lifesciences Corp. (a)	90,963	9,299,147
Hologic, Inc. (a)	120,823	4,573,151
IDEXX Laboratories, Inc. (a)	37,597	6,247,493
Intuitive Surgical, Inc. (a)	48,184	18,086,346
Medtronic PLC	583,534	46,986,158
ResMed, Inc.	61,261	5,156,951
Stryker Corp.	138,580	21,461,885
The Cooper Companies, Inc.	21,047	5,056,752
Varian Medical Systems, Inc. (a)	39,546	4,120,298
Zimmer Biomet Holdings, Inc.	87,102	10,593,345
		271,184,157
Health Care Providers & Services - 2.7%
Aetna, Inc.	142,890	24,295,587
AmerisourceBergen Corp.	69,848	5,374,804
Anthem, Inc.	113,117	23,665,208
Cardinal Health, Inc.	136,323	8,438,394
Centene Corp. (a)	74,300	6,959,681
Cigna Corp.	108,461	21,390,678
DaVita HealthCare Partners, Inc. (a)	65,892	4,002,280
Envision Healthcare Corp.	52,050	2,217,330
Express Scripts Holding Co. (a)	248,798	15,248,829
HCA Holdings, Inc. (a)	124,496	9,418,122
Henry Schein, Inc. (a)	68,347	5,372,074
Humana, Inc.	62,255	15,896,814
Laboratory Corp. of America Holdings(a)	43,854	6,740,798
McKesson Corp.	90,577	12,488,757
Patterson Companies, Inc.	35,482	1,312,834
Quest Diagnostics, Inc.	58,761	5,510,607
UnitedHealth Group, Inc.	416,506	87,557,891
Universal Health Services, Inc. Class B	38,071	3,909,892
		259,800,580
Health Care Technology - 0.1%
Cerner Corp. (a)	135,698	9,162,329
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	138,426	9,417,121
Illumina, Inc. (a)	62,894	12,905,220
Mettler-Toledo International, Inc. (a)	11,057	7,547,840
PerkinElmer, Inc.	47,479	3,433,681
Quintiles Transnational Holdings, Inc. (a)	65,293	7,058,173
Thermo Fisher Scientific, Inc.	172,402	33,416,680
Waters Corp. (a)	34,387	6,741,571
		80,520,286
Pharmaceuticals - 4.7%
Allergan PLC	144,013	25,523,424
Bristol-Myers Squibb Co.	706,451	43,559,769
Eli Lilly & Co.	417,372	34,199,462
Johnson & Johnson	1,156,219	161,188,491
Merck & Co., Inc.	1,178,260	64,910,343
Mylan N.V. (a)	231,020	8,249,724
Perrigo Co. PLC	57,134	4,627,283
Pfizer, Inc.	2,570,841	90,133,685
Zoetis, Inc. Class A	211,427	13,493,271
		445,885,452

TOTAL HEALTH CARE		1,337,231,628

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.4%
Arconic, Inc.	182,050	4,573,096
General Dynamics Corp.	119,973	24,352,120
L3 Technologies, Inc.	33,695	6,307,030
Lockheed Martin Corp.	107,933	33,260,633
Northrop Grumman Corp.	75,021	22,170,956
Raytheon Co.	125,034	22,531,127
Rockwell Collins, Inc.	69,992	9,490,915
Textron, Inc.	114,034	6,014,153
The Boeing Co.	239,350	61,747,513
TransDigm Group, Inc.	20,797	5,771,168
United Technologies Corp.	320,010	38,324,398
		234,543,109
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	60,450	4,747,139
Expeditors International of Washington, Inc.	77,859	4,545,408
FedEx Corp.	106,316	24,007,216
United Parcel Service, Inc. Class B	296,710	34,872,326
		68,172,089
Airlines - 0.5%
Alaska Air Group, Inc.	53,212	3,513,588
American Airlines Group, Inc.	186,717	8,742,090
Delta Air Lines, Inc.	286,947	14,355,958
Southwest Airlines Co.	237,223	12,776,831
United Continental Holdings, Inc. (a)	111,397	6,514,497
		45,902,964
Building Products - 0.3%
A.O. Smith Corp.	63,076	3,734,099
Allegion PLC	40,918	3,412,152
Fortune Brands Home & Security, Inc.	66,345	4,382,751
Johnson Controls International PLC	401,661	16,624,749
Masco Corp.	137,245	5,465,096
		33,618,847
Commercial Services & Supplies - 0.3%
Cintas Corp.	36,790	5,483,182
Republic Services, Inc.	98,648	6,419,025
Stericycle, Inc. (a)	36,763	2,604,659
Waste Management, Inc.	174,395	14,330,037
		28,836,903
Construction & Engineering - 0.1%
Fluor Corp.	60,266	2,596,862
Jacobs Engineering Group, Inc.	51,830	3,017,024
Quanta Services, Inc. (a)	65,127	2,457,242
		8,071,128
Electrical Equipment - 0.7%
Acuity Brands, Inc.	18,133	3,031,838
AMETEK, Inc.	99,422	6,709,991
Eaton Corp. PLC	191,612	15,332,792
Emerson Electric Co.	275,709	17,772,202
Fortive Corp.	131,386	9,493,952
Rockwell Automation, Inc.	55,295	11,104,342
		63,445,117
Industrial Conglomerates - 2.0%
3M Co.	257,077	59,176,555
General Electric Co.	3,729,689	75,190,530
Honeywell International, Inc.	328,402	47,342,432
Roper Technologies, Inc.	44,035	11,368,516
		193,078,033
Machinery - 1.6%
Caterpillar, Inc.	254,581	34,572,100
Cummins, Inc.	67,876	12,005,907
Deere & Co.	137,791	18,309,668
Dover Corp.	67,060	6,403,559
Flowserve Corp.	56,276	2,480,083
Illinois Tool Works, Inc.	133,428	20,884,151
Ingersoll-Rand PLC	109,276	9,681,854
PACCAR, Inc.	151,367	10,857,555
Parker Hannifin Corp.	57,350	10,472,684
Pentair PLC	71,142	5,012,665
Snap-On, Inc.	24,806	3,913,891
Stanley Black & Decker, Inc.	65,976	10,658,423
Xylem, Inc.	77,355	5,146,428
		150,398,968
Professional Services - 0.3%
Equifax, Inc.	51,855	5,627,823
IHS Markit Ltd. (a)	156,490	6,668,039
Nielsen Holdings PLC	144,684	5,363,436
Robert Half International, Inc.	54,358	2,814,114
Verisk Analytics, Inc. (a)	66,952	5,694,268
		26,167,680
Road & Rail - 0.9%
CSX Corp.	393,439	19,841,129
J.B. Hunt Transport Services, Inc.	36,771	3,912,067
Kansas City Southern	45,413	4,732,943
Norfolk Southern Corp.	124,144	16,315,004
Union Pacific Corp.	344,792	39,923,466
		84,724,609
Trading Companies & Distributors - 0.2%
Fastenal Co.	124,056	5,826,910
United Rentals, Inc. (a)	36,407	5,150,862
W.W. Grainger, Inc.	22,616	4,471,183
		15,448,955

TOTAL INDUSTRIALS		952,408,402

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,153,934	73,556,846
F5 Networks, Inc. (a)	27,375	3,319,766
Harris Corp.	51,592	7,187,797
Juniper Networks, Inc.	163,830	4,067,899
Motorola Solutions, Inc.	70,068	6,343,957
		94,476,265
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	131,580	11,447,460
Corning, Inc.	389,076	12,181,970
FLIR Systems, Inc.	59,102	2,767,156
TE Connectivity Ltd.	152,232	13,848,545
		40,245,131
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	73,846	3,858,454
Alphabet, Inc.:
Class A (a)	128,392	132,634,072
Class C (a)	130,036	132,199,799
eBay, Inc. (a)	428,798	16,139,957
Facebook, Inc. Class A (a)	1,021,097	183,858,726
VeriSign, Inc. (a)	37,018	3,980,175
		472,671,183
IT Services - 4.1%
Accenture PLC Class A	266,217	37,898,652
Alliance Data Systems Corp.	20,794	4,652,242
Automatic Data Processing, Inc.	191,429	22,255,536
Cognizant Technology Solutions Corp. Class A	254,430	19,252,718
CSRA, Inc.	70,422	2,252,800
DXC Technology Co.	122,620	11,222,182
Fidelity National Information Services, Inc.	143,198	13,283,046
Fiserv, Inc. (a)	90,665	11,734,771
Gartner, Inc. (a)	39,028	4,890,599
Global Payments, Inc.	65,687	6,828,164
IBM Corp.	373,361	57,519,996
MasterCard, Inc. Class A	402,251	59,842,881
Paychex, Inc.	137,791	8,789,688
PayPal Holdings, Inc. (a)	486,893	35,328,956
The Western Union Co.	199,881	3,969,637
Total System Services, Inc.	72,223	5,203,667
Visa, Inc. Class A	788,060	86,670,839
		391,596,374
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	346,677	3,808,247
Analog Devices, Inc.	158,385	14,460,551
Applied Materials, Inc.	459,424	25,925,296
Broadcom Ltd.	175,153	46,224,628
Intel Corp.	2,024,246	92,082,951
KLA-Tencor Corp.	67,564	7,357,044
Lam Research Corp.	69,983	14,596,354
Microchip Technology, Inc.	100,255	9,504,174
Micron Technology, Inc. (a)	479,920	21,265,255
NVIDIA Corp.	258,469	53,453,974
Qorvo, Inc. (a)	54,825	4,156,283
Qualcomm, Inc.	636,454	32,465,519
Skyworks Solutions, Inc.	79,152	9,012,247
Texas Instruments, Inc.	426,491	41,237,415
Xilinx, Inc.	107,093	7,891,683
		383,441,621
Software - 5.4%
Activision Blizzard, Inc.	325,207	21,297,806
Adobe Systems, Inc. (a)	212,551	37,230,433
ANSYS, Inc. (a)	36,514	4,991,829
Autodesk, Inc. (a)	94,424	11,799,223
CA Technologies, Inc.	136,107	4,407,145
Cadence Design Systems, Inc. (a)	120,706	5,209,671
Citrix Systems, Inc. (a)	62,005	5,122,233
Electronic Arts, Inc. (a)	132,995	15,906,202
Intuit, Inc.	104,855	15,835,202
Microsoft Corp.	3,317,990	275,990,408
Oracle Corp.	1,300,867	66,214,130
Red Hat, Inc. (a)	76,447	9,237,091
Salesforce.com, Inc. (a)	294,123	30,100,548
Symantec Corp.	264,733	8,603,823
Synopsys, Inc. (a)	64,720	5,599,574
		517,545,318
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,225,088	376,128,868
Hewlett Packard Enterprise Co.	707,616	9,850,015
HP, Inc.	719,516	15,505,570
NetApp, Inc.	116,207	5,161,915
Seagate Technology LLC	123,992	4,583,984
Western Digital Corp.	127,027	11,339,700
Xerox Corp.	91,965	2,787,459
		425,357,511

TOTAL INFORMATION TECHNOLOGY		2,325,333,403

MATERIALS - 3.0%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	93,892	14,969,202
Albemarle Corp. U.S.	47,590	6,704,955
CF Industries Holdings, Inc.	100,479	3,816,192
DowDuPont, Inc.	1,005,117	72,680,010
Eastman Chemical Co.	62,411	5,667,543
Ecolab, Inc.	112,194	14,659,268
FMC Corp.	57,780	5,365,451
International Flavors & Fragrances, Inc.	34,019	5,015,081
LyondellBasell Industries NV Class A	139,814	14,474,943
Monsanto Co.	189,253	22,918,538
PPG Industries, Inc.	110,487	12,843,009
Praxair, Inc.	123,232	18,006,660
Sherwin-Williams Co.	35,411	13,992,657
The Mosaic Co.	151,212	3,378,076
		214,491,585
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	27,070	5,870,130
Vulcan Materials Co.	56,982	6,937,559
		12,807,689
Containers & Packaging - 0.4%
Avery Dennison Corp.	38,076	4,042,529
Ball Corp.	151,543	6,505,741
International Paper Co.	177,868	10,186,500
Packaging Corp. of America	40,645	4,725,794
Sealed Air Corp.	81,862	3,620,756
WestRock Co.	109,419	6,710,667
		35,791,987
Metals & Mining - 0.3%
Freeport-McMoRan, Inc. (a)	579,633	8,103,269
Newmont Mining Corp.	229,707	8,306,205
Nucor Corp.	137,603	7,957,581
		24,367,055

TOTAL MATERIALS		287,458,316

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	40,332	4,999,555
American Tower Corp.	184,882	26,561,997
Apartment Investment & Management Co. Class A	67,642	2,974,895
AvalonBay Communities, Inc.	59,484	10,786,234
Boston Properties, Inc.	66,477	8,055,683
Crown Castle International Corp.	175,013	18,740,392
Digital Realty Trust, Inc.	88,145	10,439,894
Duke Realty Corp.	153,243	4,364,361
Equinix, Inc.	33,563	15,556,451
Equity Residential (SBI)	158,232	10,642,684
Essex Property Trust, Inc.	28,427	7,460,098
Extra Space Storage, Inc.	54,241	4,425,523
Federal Realty Investment Trust (SBI)	31,126	3,751,306
General Growth Properties, Inc.	269,765	5,249,627
HCP, Inc.	202,021	5,220,223
Host Hotels & Resorts, Inc.	318,801	6,235,748
Iron Mountain, Inc.	113,895	4,555,800
Kimco Realty Corp.	183,365	3,329,908
Mid-America Apartment Communities, Inc.	48,940	5,009,009
Prologis, Inc.	229,117	14,796,376
Public Storage	64,463	13,359,957
Realty Income Corp.	118,067	6,336,656
Regency Centers Corp.	63,742	3,923,320
SBA Communications Corp. Class A (a)	51,848	8,149,469
Simon Property Group, Inc.	133,902	20,798,998
SL Green Realty Corp.	42,634	4,079,221
The Macerich Co.	46,907	2,561,122
UDR, Inc.	115,266	4,471,168
Ventas, Inc.	153,423	9,627,293
Vornado Realty Trust	74,273	5,560,077
Welltower, Inc.	158,907	10,640,413
Weyerhaeuser Co.	324,354	11,647,552
		274,311,010
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	129,563	5,094,417

TOTAL REAL ESTATE		279,405,427

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	2,645,003	89,004,351
CenturyLink, Inc.	418,571	7,948,663
Verizon Communications, Inc.	1,757,320	84,122,908
		181,075,922
UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	99,537	4,305,971
American Electric Power Co., Inc.	211,876	15,765,693
Duke Energy Corp.	301,498	26,625,288
Edison International	140,354	11,221,302
Entergy Corp.	77,334	6,670,831
Eversource Energy	136,509	8,550,924
Exelon Corp.	413,589	16,630,414
FirstEnergy Corp.	191,398	6,306,564
NextEra Energy, Inc.	201,676	31,273,897
PG&E Corp.	220,915	12,762,260
Pinnacle West Capital Corp.	48,086	4,217,623
PPL Corp.	294,300	11,053,908
Southern Co.	430,556	22,475,023
Xcel Energy, Inc.	218,735	10,831,757
		188,691,455
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	129,509	3,237,725
The AES Corp.	284,427	3,023,459
		6,261,184
Multi-Utilities - 1.0%
Ameren Corp.	104,523	6,479,381
CenterPoint Energy, Inc.	185,677	5,492,326
CMS Energy Corp.	121,486	5,876,278
Consolidated Edison, Inc.	133,465	11,484,663
Dominion Resources, Inc.	276,815	22,460,769
DTE Energy Co.	77,277	8,536,017
NiSource, Inc.	140,379	3,701,794
Public Service Enterprise Group, Inc.	217,924	10,721,861
SCANA Corp.	61,566	2,655,957
Sempra Energy	108,160	12,708,800
WEC Energy Group, Inc.	135,946	9,161,401
		99,279,247
Water Utilities - 0.1%
American Water Works Co., Inc.	76,801	6,740,056

TOTAL UTILITIES		300,971,942

TOTAL COMMON STOCKS
(Cost $8,354,784,446)		9,503,622,786

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.10%(b)
(Cost $60,330,894)	60,318,830	60,330,894
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $8,415,115,340)		9,563,953,680
NET OTHER ASSETS (LIABILITIES) - (0.1)%(c)		(7,771,360)
NET ASSETS - 100%		$9,556,182,320

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	407	Dec. 2017	$52,354,445	$765,871	$765,871

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $1,930,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$194,058
Total	$194,058

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,128,281,748	$1,128,281,748	$--	$--
Consumer Staples	753,219,940	753,219,940	--	--
Energy	562,317,887	562,317,887	--	--
Financials	1,395,918,171	1,395,918,171	--	--
Health Care	1,337,231,628	1,337,231,628	--	--
Industrials	952,408,402	952,408,402	--	--
Information Technology	2,325,333,403	2,325,333,403	--	--
Materials	287,458,316	287,458,316	--	--
Real Estate	279,405,427	279,405,427	--	--
Telecommunication Services	181,075,922	181,075,922	--	--
Utilities	300,971,942	300,971,942	--	--
Money Market Funds	60,330,894	60,330,894	--	--
Total Investments in Securities:	$9,563,953,680	$9,563,953,680	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$765,871	$765,871	$--	$--
Total Assets	$765,871	$765,871	$--	$--
Total Derivative Instruments:	$765,871	$765,871	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Momentum Index Fund

October 31, 2017

SY1-QTLY-1217
1.9878816.100

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
Delphi Automotive PLC	22,177	$2,203,950
Lear Corp.	2,569	451,091
		2,655,041
Automobiles - 0.4%
Tesla, Inc. (a)	21,081	6,988,984
Diversified Consumer Services - 0.0%
H&R Block, Inc.	9,290	229,835
Hotels, Restaurants & Leisure - 4.5%
Carnival Corp.	68,856	4,571,350
Darden Restaurants, Inc.	19,386	1,594,886
Domino's Pizza, Inc.	7,216	1,320,528
Hilton, Inc.	17,283	1,249,215
Marriott International, Inc. Class A	103,917	12,416,003
McDonald's Corp.	236,927	39,545,486
MGM Mirage, Inc.	19,650	616,028
Norwegian Cruise Line Holdings Ltd. (a)	8,704	485,248
Royal Caribbean Cruises Ltd.	30,970	3,833,157
Vail Resorts, Inc.	14,074	3,223,227
Wyndham Worldwide Corp.	35,345	3,776,613
Wynn Resorts Ltd.	3,950	582,586
		73,214,327
Household Durables - 0.4%
NVR, Inc. (a)	1,631	5,351,914
Toll Brothers, Inc.	14,433	664,495
		6,016,409
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (a)	12,650	13,981,792
Priceline Group, Inc. (a)	6,443	12,318,758
		26,300,550
Leisure Products - 0.0%
Hasbro, Inc.	6,069	561,929
Media - 2.9%
Charter Communications, Inc. Class A(a)	71,637	23,938,936
Comcast Corp. Class A	481,222	17,338,429
Liberty Broadband Corp. Class C (a)	25,738	2,246,670
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	8,416	351,031
Liberty SiriusXM Series C (a)	16,567	690,016
Sirius XM Holdings, Inc.	361,987	1,969,209
		46,534,291
Specialty Retail - 1.0%
Best Buy Co., Inc.	65,060	3,642,059
CarMax, Inc. (a)	6,526	490,103
Home Depot, Inc.	67,103	11,124,335
Tiffany & Co., Inc.	11,098	1,038,995
Ulta Beauty, Inc.	1,643	331,541
		16,627,033
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	3,405	431,788

TOTAL CONSUMER DISCRETIONARY		179,560,187

CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	22,524	4,934,783
PepsiCo, Inc.	51,737	5,702,970
		10,637,753
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	16,138	2,599,509
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	20,392	2,280,030
Tobacco - 1.0%
Philip Morris International, Inc.	149,213	15,613,648

TOTAL CONSUMER STAPLES		31,130,940

FINANCIALS - 21.3%
Banks - 11.3%
Bank of America Corp.	2,033,370	55,694,004
Citigroup, Inc.	500,985	36,822,398
Citizens Financial Group, Inc.	120,338	4,574,047
Comerica, Inc.	36,120	2,837,948
East West Bancorp, Inc.	27,084	1,620,707
Fifth Third Bancorp	20,098	580,832
First Republic Bank	22,979	2,238,155
Huntington Bancshares, Inc.	27,714	382,453
JPMorgan Chase & Co.	527,217	53,043,302
KeyCorp	137,867	2,516,073
M&T Bank Corp.	15,774	2,630,630
PNC Financial Services Group, Inc.	125,980	17,232,804
Regions Financial Corp.	139,412	2,158,098
SunTrust Banks, Inc.	38,927	2,343,795
SVB Financial Group (a)	3,338	731,957
		185,407,203
Capital Markets - 3.6%
Ameriprise Financial, Inc.	21,433	3,355,122
Bank of New York Mellon Corp.	78,194	4,023,081
CBOE Holdings, Inc.	35,954	4,064,959
Charles Schwab Corp.	47,688	2,138,330
E*TRADE Financial Corp. (a)	32,417	1,413,057
Goldman Sachs Group, Inc.	28,481	6,906,073
Moody's Corp.	29,735	4,234,561
Morgan Stanley	290,911	14,545,550
MSCI, Inc.	25,916	3,041,502
Northern Trust Corp.	14,050	1,313,956
Raymond James Financial, Inc.	21,799	1,848,119
S&P Global, Inc.	47,225	7,389,296
SEI Investments Co.	4,729	305,068
State Street Corp.	36,005	3,312,460
T. Rowe Price Group, Inc.	22,971	2,134,006
		60,025,140
Consumer Finance - 0.5%
American Express Co.	84,077	8,031,035
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	139,804	26,134,960
Leucadia National Corp.	55,164	1,395,649
		27,530,609
Insurance - 4.2%
Allstate Corp.	113,168	10,621,948
American Financial Group, Inc.	25,714	2,712,570
Aon PLC	53,871	7,726,718
Arch Capital Group Ltd. (a)	33,341	3,322,097
Arthur J. Gallagher & Co.	10,245	648,816
Axis Capital Holdings Ltd.	6,918	376,270
Everest Re Group Ltd.	13,269	3,150,724
FNF Group	62,748	2,348,030
Hartford Financial Services Group, Inc.	32,390	1,783,070
Lincoln National Corp.	36,325	2,752,709
Marsh & McLennan Companies, Inc.	81,322	6,581,389
Principal Financial Group, Inc.	51,161	3,368,952
Progressive Corp.	218,159	10,613,435
Prudential Financial, Inc.	54,555	6,026,145
Reinsurance Group of America, Inc.	11,271	1,683,662
RenaissanceRe Holdings Ltd.	5,633	779,382
Torchmark Corp.	17,780	1,495,831
Unum Group	29,159	1,517,434
W.R. Berkley Corp.	8,356	573,054
XL Group Ltd.	21,781	881,477
		68,963,713

TOTAL FINANCIALS		349,957,700

HEALTH CARE - 13.0%
Biotechnology - 0.9%
AbbVie, Inc.	62,798	5,667,520
Seattle Genetics, Inc. (a)	5,037	308,818
TESARO, Inc. (a)	4,025	465,974
Vertex Pharmaceuticals, Inc. (a)	55,139	8,062,976
		14,505,288
Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	138,675	7,520,345
Align Technology, Inc. (a)	36,276	8,669,238
Baxter International, Inc.	133,457	8,603,973
Boston Scientific Corp. (a)	48,184	1,355,898
C.R. Bard, Inc.	28,043	9,172,024
Hologic, Inc. (a)	16,032	606,811
IDEXX Laboratories, Inc. (a)	25,538	4,243,649
Intuitive Surgical, Inc. (a)	36,665	13,762,574
Stryker Corp.	67,838	10,506,071
Teleflex, Inc.	10,053	2,382,360
The Cooper Companies, Inc.	12,311	2,957,841
Varian Medical Systems, Inc. (a)	20,951	2,182,885
		71,963,669
Health Care Providers & Services - 6.0%
Aetna, Inc.	62,821	10,681,455
Anthem, Inc.	85,706	17,930,552
Centene Corp. (a)	6,438	603,047
Cigna Corp.	24,425	4,817,099
Humana, Inc.	6,866	1,753,233
Quest Diagnostics, Inc.	36,167	3,391,741
UnitedHealth Group, Inc.	284,161	59,736,325
		98,913,452
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	27,680	1,686,819
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	84,567	5,753,093
Mettler-Toledo International, Inc. (a)	10,796	7,369,673
Quintiles Transnational Holdings, Inc. (a)	6,626	716,271
Thermo Fisher Scientific, Inc.	32,944	6,385,536
Waters Corp. (a)	12,935	2,535,907
		22,760,480
Pharmaceuticals - 0.2%
Zoetis, Inc. Class A	41,036	2,618,918

TOTAL HEALTH CARE		212,448,626

INDUSTRIALS - 13.8%
Aerospace & Defense - 5.8%
General Dynamics Corp.	69,847	14,177,544
Huntington Ingalls Industries, Inc.	3,583	834,230
L3 Technologies, Inc.	6,387	1,195,519
Lockheed Martin Corp.	22,372	6,894,156
Northrop Grumman Corp.	14,425	4,263,020
Raytheon Co.	27,959	5,038,212
Rockwell Collins, Inc.	23,181	3,143,344
The Boeing Co.	231,920	59,830,722
		95,376,747
Air Freight & Logistics - 0.2%
FedEx Corp.	10,957	2,474,200
Airlines - 0.0%
United Continental Holdings, Inc. (a)	8,853	517,723
Building Products - 0.0%
A.O. Smith Corp.	11,092	656,646
Commercial Services & Supplies - 1.1%
Cintas Corp.	14,288	2,129,484
Republic Services, Inc.	70,615	4,594,918
Rollins, Inc.	37,621	1,651,938
Waste Connection, Inc. (Canada)	78,160	5,522,273
Waste Management, Inc.	49,497	4,067,168
		17,965,781
Electrical Equipment - 0.5%
AMETEK, Inc.	50,916	3,436,321
Rockwell Automation, Inc.	27,568	5,536,206
		8,972,527
Industrial Conglomerates - 0.8%
3M Co.	22,909	5,273,423
Roper Technologies, Inc.	30,154	7,784,858
		13,058,281
Machinery - 3.5%
AGCO Corp.	2,425	166,282
Caterpillar, Inc.	141,987	19,281,835
Cummins, Inc.	22,271	3,939,294
Deere & Co.	73,827	9,810,132
IDEX Corp.	23,476	3,009,858
Illinois Tool Works, Inc.	52,582	8,230,135
Ingersoll-Rand PLC	53,899	4,775,451
Parker Hannifin Corp.	26,854	4,903,809
Stanley Black & Decker, Inc.	7,147	1,154,598
WABCO Holdings, Inc. (a)	2,478	365,678
Xylem, Inc.	15,973	1,062,684
		56,699,756
Professional Services - 0.2%
IHS Markit Ltd. (a)	30,826	1,313,496
Manpower, Inc.	12,454	1,535,329
		2,848,825
Road& Rail - 1.6%
CSX Corp.	365,996	18,457,178
J.B. Hunt Transport Services, Inc.	3,388	360,449
Norfolk Southern Corp.	20,317	2,670,060
Swift Transporation Co. (a)	4,996	207,084
Union Pacific Corp.	38,863	4,499,947
		26,194,718
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	6,356	899,247

TOTAL INDUSTRIALS		225,664,451

INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	22,060	4,409,573
Harris Corp.	16,905	2,355,205
		6,764,778
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	71,571	6,226,677
CDW Corp.	43,752	3,062,640
Corning, Inc.	167,087	5,231,494
Dell Technologies, Inc. (a)	30,531	2,527,051
Flextronics International Ltd. (a)	18,418	327,840
Trimble, Inc. (a)	11,032	450,988
		17,826,690
Internet Software & Services - 5.4%
Alphabet, Inc. Class A (a)	10,366	10,708,493
CoStar Group, Inc. (a)	4,716	1,394,757
eBay, Inc. (a)	36,977	1,391,814
Facebook, Inc. Class A (a)	384,888	69,302,933
MercadoLibre, Inc.	13,328	3,202,852
VeriSign, Inc. (a)	8,647	929,725
Zillow Group, Inc. Class C (a)	13,911	574,246
		87,504,820
IT Services - 7.7%
Automatic Data Processing, Inc.	21,027	2,444,599
Broadridge Financial Solutions, Inc.	3,544	304,500
Cognizant Technology Solutions Corp. Class A	24,015	1,817,215
DXC Technology Co.	84,446	7,728,498
Fidelity National Information Services, Inc.	26,785	2,484,577
First Data Corp. Class A (a)	34,979	622,976
Fiserv, Inc. (a)	26,490	3,428,601
Gartner, Inc. (a)	17,644	2,210,970
Global Payments, Inc.	5,361	557,276
Jack Henry & Associates, Inc.	11,463	1,262,420
MasterCard, Inc. Class A	230,122	34,235,250
PayPal Holdings, Inc. (a)	323,223	23,453,061
Total System Services, Inc.	16,023	1,154,457
Vantiv, Inc. (a)	4,172	292,040
Visa, Inc. Class A	406,539	44,711,159
		126,707,599
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (a)	106,641	1,171,451
Analog Devices, Inc.	28,051	2,561,056
Applied Materials, Inc.	388,611	21,929,319
Broadcom Ltd.	32,451	8,564,143
KLA-Tencor Corp.	19,370	2,109,199
Lam Research Corp.	69,156	14,423,867
Marvell Technology Group Ltd.	47,161	871,064
Microchip Technology, Inc.	62,802	5,953,630
Micron Technology, Inc. (a)	359,539	15,931,173
NVIDIA Corp.	284,658	58,870,121
Skyworks Solutions, Inc.	6,976	794,287
Texas Instruments, Inc.	98,597	9,533,344
Xilinx, Inc.	22,374	1,648,740
		144,361,394
Software - 6.4%
Activision Blizzard, Inc.	204,592	13,398,730
Adobe Systems, Inc. (a)	167,677	29,370,303
ANSYS, Inc. (a)	24,021	3,283,911
Autodesk, Inc. (a)	54,271	6,781,704
Cadence Design Systems, Inc. (a)	101,804	4,393,861
Electronic Arts, Inc. (a)	60,782	7,269,527
Intuit, Inc.	18,200	2,748,564
Microsoft Corp.	171,396	14,256,719
Oracle Corp.	137,162	6,981,546
Red Hat, Inc. (a)	32,837	3,967,695
ServiceNow, Inc. (a)	23,053	2,913,208
SS&C Technologies Holdings, Inc.	8,659	348,092
Symantec Corp.	110,369	3,586,993
Synopsys, Inc. (a)	48,727	4,215,860
VMware, Inc. Class A (a)	15,021	1,797,863
		105,314,576
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	494,110	83,524,356
HP, Inc.	93,996	2,025,614
NetApp, Inc.	46,182	2,051,404
Seagate Technology LLC	14,230	526,083
Western Digital Corp.	77,113	6,883,878
		95,011,335

TOTAL INFORMATION TECHNOLOGY		583,491,192

MATERIALS - 1.0%
Chemicals - 0.8%
Albemarle Corp. U.S.	22,934	3,231,171
Celanese Corp. Class A	17,324	1,807,066
FMC Corp.	49,300	4,577,998
Sherwin-Williams Co.	8,498	3,357,985
		12,974,220
Containers & Packaging - 0.2%
Avery Dennison Corp.	11,464	1,217,133
Packaging Corp. of America	25,960	3,018,369
		4,235,502

TOTAL MATERIALS		17,209,722

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	68,020	9,772,433
Digital Realty Trust, Inc.	11,556	1,368,693
Duke Realty Corp.	9,564	272,383
Equinix, Inc.	9,105	4,220,168
Prologis, Inc.	25,052	1,617,858
SBA Communications Corp. Class A (a)	24,423	3,838,807
		21,090,342
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	82,816	541,617
T-Mobile U.S., Inc. (a)	46,007	2,749,838
		3,291,455
UTILITIES - 0.7%
Electric Utilities - 0.5%
NextEra Energy, Inc.	40,900	6,342,363
Pinnacle West Capital Corp.	4,010	351,717
Xcel Energy, Inc.	42,318	2,095,587
		8,789,667
Gas Utilities - 0.0%
UGI Corp.	4,978	238,247
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	69,473	2,055,011
DTE Energy Co.	6,339	700,206
		2,755,217

TOTAL UTILITIES		11,783,131

TOTAL COMMON STOCKS
(Cost $1,506,196,699)		1,635,627,746

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $6,923,670)	6,922,286	6,923,670
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,513,120,369)		1,642,551,416
NET OTHER ASSETS (LIABILITIES) - (0.2)%(c)		(3,988,051)
NET ASSETS - 100%		$1,638,563,365

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	23	Dec. 2017	$2,958,605	$87,996	$87,996

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $99,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,377
Total	$56,377

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

October 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV4-QTLY-1217
1.9867676.102

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.8%
Delphi Automotive PLC	334,088	$33,201,665
Lear Corp.	70,869	12,443,888
		45,645,553
Distributors - 0.2%
Genuine Parts Co.	154,739	13,652,622
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	124,958	10,280,295
Starbucks Corp.	1,972,348	108,163,564
		118,443,859
Household Durables - 0.3%
Leggett & Platt, Inc. (a)	140,977	6,662,573
NVR, Inc. (b)	3,970	13,027,039
		19,689,612
Internet & Direct Marketing Retail - 1.8%
Priceline Group, Inc. (b)	53,452	102,198,086
Leisure Products - 0.2%
Hasbro, Inc.	111,866	10,357,673
Media - 3.1%
Interpublic Group of Companies, Inc.	396,888	7,640,094
Omnicom Group, Inc. (a)	256,861	17,258,491
The Walt Disney Co.	1,573,832	153,936,508
		178,835,093
Multiline Retail - 0.5%
Dollar General Corp.	277,090	22,399,956
Nordstrom, Inc. (a)	135,248	5,362,583
		27,762,539
Specialty Retail - 4.3%
Advance Auto Parts, Inc.	68,903	5,632,131
Bed Bath & Beyond, Inc. (a)	160,708	3,198,089
Best Buy Co., Inc.	295,621	16,548,864
Dick's Sporting Goods, Inc.	87,485	2,140,758
Foot Locker, Inc.	147,626	4,440,590
Gap, Inc.	241,690	6,281,523
Lowe's Companies, Inc.	853,932	68,271,863
O'Reilly Automotive, Inc. (a)(b)	132,062	27,858,479
Ross Stores, Inc.	525,735	33,378,915
TJX Companies, Inc.	909,410	63,476,818
Tractor Supply Co. (a)	152,990	9,219,177
Ulta Beauty, Inc.	68,562	13,835,126
		254,282,333
Textiles, Apparel & Luxury Goods - 2.2%
lululemon athletica, Inc. (b)	112,242	6,904,005
Michael Kors Holdings Ltd. (b)	201,968	9,858,058
NIKE, Inc. Class B	1,599,119	87,935,554
VF Corp.	368,445	25,662,194
		130,359,811

TOTAL CONSUMER DISCRETIONARY		901,227,181

CONSUMER STAPLES - 9.4%
Beverages - 3.5%
Brown-Forman Corp. Class B (non-vtg.)	301,862	17,212,171
Dr. Pepper Snapple Group, Inc.	177,616	15,214,587
Monster Beverage Corp. (b)	414,349	24,003,238
PepsiCo, Inc.	1,375,417	151,612,216
		208,042,212
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	432,813	69,717,518
Food Products - 1.3%
Campbell Soup Co. (a)	177,784	8,421,628
General Mills, Inc. (a)	615,605	31,962,212
Hormel Foods Corp. (a)	306,052	9,536,580
McCormick & Co., Inc. (non-vtg.) (a)	113,371	11,283,816
The Hershey Co.	135,753	14,414,254
		75,618,490
Household Products - 0.2%
Church & Dwight Co., Inc.	254,873	11,512,613
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	245,273	27,423,974
Tobacco - 2.7%
Altria Group, Inc.	2,491,969	160,034,249

TOTAL CONSUMER STAPLES		552,349,056

ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Core Laboratories NV (a)	47,437	4,738,956
FINANCIALS - 1.9%
Capital Markets - 1.2%
Eaton Vance Corp. (non-vtg.)	126,625	6,390,764
Franklin Resources, Inc.	320,996	13,523,561
SEI Investments Co.	152,485	9,836,807
T. Rowe Price Group, Inc.	272,882	25,350,738
TD Ameritrade Holding Corp.	252,840	12,639,472
		67,741,342
Insurance - 0.7%
Marsh & McLennan Companies, Inc.	539,153	43,633,652

TOTAL FINANCIALS		111,374,994

HEALTH CARE - 13.3%
Biotechnology - 3.9%
Biogen, Inc. (b)	243,700	75,951,542
Gilead Sciences, Inc.	1,521,777	114,072,404
Regeneron Pharmaceuticals, Inc. (b)	76,944	30,979,193
United Therapeutics Corp. (b)	54,294	6,438,725
		227,441,864
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. (b)	78,732	18,815,373
Edwards Lifesciences Corp. (b)	220,953	22,588,025
ResMed, Inc. (a)	133,038	11,199,139
Varian Medical Systems, Inc. (b)	92,784	9,667,165
		62,269,702
Health Care Providers & Services - 0.7%
Henry Schein, Inc. (b)	155,053	12,187,166
McKesson Corp.	217,435	29,979,938
		42,167,104
Health Care Technology - 0.3%
Cerner Corp. (b)	288,912	19,507,338
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (b)	33,091	22,588,909
Waters Corp. (b)	76,936	15,083,303
		37,672,212
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	1,598,879	98,586,879
Johnson & Johnson	2,095,012	292,065,623
		390,652,502

TOTAL HEALTH CARE		779,710,722

INDUSTRIALS - 14.0%
Aerospace & Defense - 3.4%
General Dynamics Corp.	280,970	57,031,291
Huntington Ingalls Industries, Inc.	50,390	11,732,304
Northrop Grumman Corp.	184,932	54,652,954
Raytheon Co.	291,626	52,551,005
Rockwell Collins, Inc.	174,271	23,631,148
		199,598,702
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (a)	160,719	12,621,263
Expeditors International of Washington, Inc.	199,648	11,655,450
		24,276,713
Airlines - 0.1%
Southwest Airlines Co.	158,118	8,516,235
Building Products - 0.2%
A.O. Smith Corp.	152,998	9,057,482
Commercial Services & Supplies - 0.3%
Cintas Corp.	86,181	12,844,416
Rollins, Inc. (a)	118,356	5,197,012
		18,041,428
Electrical Equipment - 1.0%
Acuity Brands, Inc. (a)	43,323	7,243,606
Fortive Corp.	307,611	22,227,971
Rockwell Automation, Inc.	143,157	28,748,789
		58,220,366
Industrial Conglomerates - 4.7%
3M Co.	749,740	172,582,651
Honeywell International, Inc.	706,123	101,794,692
		274,377,343
Machinery - 1.7%
Cummins, Inc.	162,734	28,784,390
Illinois Tool Works, Inc.	333,640	52,221,333
Middleby Corp. (b)	57,501	6,664,366
Snap-On, Inc. (a)	58,901	9,293,400
		96,963,489
Professional Services - 0.1%
Robert Half International, Inc.	156,286	8,090,926
Road & Rail - 1.7%
J.B. Hunt Transport Services, Inc.	96,905	10,309,723
Union Pacific Corp.	759,327	87,922,473
		98,232,196
Trading Companies & Distributors - 0.4%
Fastenal Co. (a)	322,470	15,146,416
W.W. Grainger, Inc. (a)	56,111	11,093,145
		26,239,561

TOTAL INDUSTRIALS		821,614,441

INFORMATION TECHNOLOGY - 42.7%
Communications Equipment - 0.2%
F5 Networks, Inc. (b)	78,413	9,509,145
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	292,577	25,454,199
TE Connectivity Ltd.	355,902	32,376,405
		57,830,604
Internet Software & Services - 5.1%
Alphabet, Inc.:
Class A (b)	137,418	141,958,291
Class C (b)	144,411	146,813,999
MercadoLibre, Inc. (a)	46,602	11,198,927
		299,971,217
IT Services - 14.8%
Accenture PLC Class A	996,847	141,911,139
Automatic Data Processing, Inc.	591,213	68,734,423
Broadridge Financial Solutions, Inc.	121,786	10,463,853
Fiserv, Inc. (b)	206,044	26,668,275
IBM Corp.	1,101,927	169,762,874
Jack Henry & Associates, Inc.	90,302	9,944,959
MasterCard, Inc. Class A	1,414,493	210,434,124
Paychex, Inc.	446,270	28,467,563
Visa, Inc. Class A	1,819,654	200,125,547
		866,512,757
Semiconductors & Semiconductor Equipment - 9.5%
Applied Materials, Inc.	1,120,764	63,244,713
Intel Corp.	4,549,209	206,943,517
Maxim Integrated Products, Inc.	297,208	15,615,308
NVIDIA Corp.	554,853	114,749,149
Skyworks Solutions, Inc.	204,233	23,253,969
Texas Instruments, Inc.	1,184,068	114,487,535
Xilinx, Inc.	249,879	18,413,584
		556,707,775
Software - 7.1%
Cadence Design Systems, Inc. (b)	269,886	11,648,280
CDK Global, Inc.	131,632	8,366,530
Citrix Systems, Inc. (b)	151,000	12,474,110
Intuit, Inc.	350,851	52,985,518
Microsoft Corp.	3,930,663	326,952,545
		412,426,983
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,738,316	293,844,937

TOTAL INFORMATION TECHNOLOGY		2,496,803,418

MATERIALS - 2.3%
Chemicals - 2.1%
Celanese Corp. Class A	139,999	14,603,296
International Flavors & Fragrances, Inc.	76,723	11,310,505
LyondellBasell Industries NV Class A	462,453	47,877,759
Sherwin-Williams Co.	122,095	48,245,839
		122,037,399
Containers & Packaging - 0.2%
Avery Dennison Corp.	88,713	9,418,659

TOTAL MATERIALS		131,456,058

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Public Storage	172,716	35,795,391
TOTAL COMMON STOCKS
(Cost $4,849,822,971)		5,835,070,217
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $992,460)	1,000,000	991,671
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.10% (d)	23,472,916	$23,477,610
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	145,952,052	145,966,647
TOTAL MONEY MARKET FUNDS
(Cost $169,443,562)		169,444,257
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $5,020,258,993)		6,005,506,145
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(152,336,920)
NET ASSETS - 100%		$5,853,169,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	134	Dec. 2017	$17,237,090	$407,537	$407,537

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $969,854.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,943
Fidelity Securities Lending Cash Central Fund	23,089
Total	$98,032

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$901,227,181	$901,227,181	$--	$--
Consumer Staples	552,349,056	552,349,056	--	--
Energy	4,738,956	4,738,956	--	--
Financials	111,374,994	111,374,994	--	--
Health Care	779,710,722	779,710,722	--	--
Industrials	821,614,441	821,614,441	--	--
Information Technology	2,496,803,418	2,496,803,418	--	--
Materials	131,456,058	131,456,058	--	--
Real Estate	35,795,391	35,795,391	--	--
U.S. Government and Government Agency Obligations	991,671	--	991,671	--
Money Market Funds	169,444,257	169,444,257	--	--
Total Investments in Securities:	$6,005,506,145	$6,004,514,474	$991,671	$--
Derivative Instruments:
Assets
Futures Contracts	$407,537	$407,537	$--	$--
Total Assets	$407,537	$407,537	$--	$--
Total Derivative Instruments:	$407,537	$407,537	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017